united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/15

Item 1. Reports to Stockholders.

TRUSTED ALTERNATIVES.
INTELLIGENT INVESTING.

December 31, 2015

# ALTEGRIS FUNDS

## Altegris Futures Evolution Strategy Fund

## Altegris Macro Strategy Fund

## Altegris Managed Futures Strategy Fund

Each a Series of Northern Lights Fund Trust

# Semi-Annual Report

ADVISED BY

**Altegris Advisors, L.L.C.**

1200 Prospect Street
Suite 400
La Jolla, CA 92037

888.524.9441

www.altegris.com/mutualfunds

Altegris Futures Evolution Strategy Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2015

The Fund’s performance figures* for the periods ended December 31, 2015, compared to its benchmark:

			Annualized
				Since Inception	Since Inception
	Six Months	One Year	Three Years	February 16, 2012	October 31, 2011
Altegris Futures Evolution Strategy Fund - Class A	4.99%	3.05%	9.34%	N/A	6.13%
Altegris Futures Evolution Strategy Fund - Class A with load **	(1.03)%	(2.88)%	7.21%	N/A	4.64%
Altegris Futures Evolution Strategy Fund - Class C	4.57%	2.26%	8.50%	5.39%	N/A
Altegris Futures Evolution Strategy Fund - Class I	5.11%	3.29%	9.59%	N/A	6.40%
Altegris Futures Evolution Strategy Fund - Class N	4.96%	3.02%	9.30%	N/A	6.11%
Bank of America Merrill Lynch 3-Month Treasury Bill Index ***	0.04%	0.05%	0.05%	0.07%	0.06%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense ratios, before any fee waivers, are 1.98%, 2.73%, 1.74% and 1.99% for Class A, Class C, Class I and Class N shares, respectively, per the Fund’s prospectus dated October 28, 2015. Class A shares are subject to a sales charge imposed on purchase of 5.75% and Class A and Class C Shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call 1-877-772-5838.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	Bank of America Merrill Lynch 3-Month Treasury Bill Index:Is an unmanaged index that measures the returns of three-month Treasury Bills. Investors cannot invest directly in an index.

Holdings by Type of Investment	% of Net Assets
Bonds & Notes
Mortgage Backed Securities	32.6%
Government	19.0%
Asset Backed Securities	9.7%
Banks	3.2%
Municipal	1.1%
Diversified Financial Services	1.1%
Food	1.0%
Oil & Gas	0.8%
Electric	0.8%
Telecommunications	0.7%
Other	7.3%
Structured Note	5.3%
Unaffiliated Trading Companies	4.9%
Other, Cash & Cash Equivalents	12.5%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Altegris Macro Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for the periods ended December 31, 2015 compared to its benchmark:

			Annualized
				Since Inception	Since Inception
	Six Months	One Year	Three Year	October 20, 2011	June 1, 2011
Altegris Macro Strategy Fund - Class A	(2.15)%	(5.02)%	(3.12)%	N/A	(4.46)%
Altegris Macro Strategy Fund - Class A with load **	(7.82)%	(10.47)%	(5.00)%	N/A	(5.69)%
Altegris Macro Strategy Fund - Class C	(2.45)%	(5.72)%	(3.79)%	(5.43)%	N/A
Altegris Macro Strategy Fund - Class I	(2.06)%	(4.78)%	(2.85)%	N/A	(4.22)%
Altegris Macro Strategy Fund - Class N	(2.15)%	(5.01)%	(3.08)%	N/A	(4.46)%
Bank of America Merrill Lynch 3-Month Treasury Bill Index ***	0.04%	0.05%	0.05%	0.06%	0.06%
Barclays Global Macro Index ****	1.18%	2.36%	3.70%	3.10%	2.14%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense ratios, gross of fee waivers or expense reimbursements, are 2.45%, 3.20%, 2.17% and 2.44% for Class A, Class C, Class I and Class N shares, respectively, per the Fund’s prospectus dated October 28, 2015. Class A shares are subject to a maximum sales charge on purchases of 5.75% and Class A and C shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call 1-888-524-9441.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	Bank of America Merrill Lynch 3-Month Treasury Bill Index:Consists of U.S. Treasury Bills maturing in 90 days. Investors cannot invest directly in an index.

****	Barclays Global Macro Index tracks the performance of approximately 132 Global Macro programs, by ending month values, net of fees, as reported to Barclay Hedge.

Holdings by type of investment	% of Net Assets
Exchange Traded Funds	31.5%
Discount Agency Notes	23.4%
U.S. Treasury Bills	9.3%
Structured Note	5.5%
Unaffiliated Trading Companies	5.3%
Commercial Paper	3.9%
Certificates of Deposit	2.6%
Bonds & Notes	1.8%
Other, Assets Less Liabilities	16.7%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Altegris Managed Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for the periods ended December 31, 2015, compared to its benchmarks:

			Annualized
					Since Inception	Since Inception	Since Inception
	Six Months ***	One Year	Three Year	Five Year	August 26, 2010	February 1, 2011	March 13, 2013
Altegris Managed Futures Strategy Fund - Class A	1.86%	0.49%	1.08%	(1.52)%	(0.53)%	N/A	N/A
Altegris Managed Futures Strategy Fund - Class A with load **	(3.99)%	(5.31)%	(0.89)%	(2.69)%	(1.63)%	N/A	N/A
Altegris Managed Futures Strategy Fund - Class C	1.40%	(0.34)%	0.32%	N/A	N/A	(2.41)%	N/A
Altegris Managed Futures Strategy Fund - Class I	2.00%	0.74%	1.33%	(1.29)	(0.29)%	N/A	N/A
Altegris Managed Futures Strategy Fund - Class O	1.73%	0.36%	N/A	N/A	N/A	N/A	0.58%
MSCI World Index ****	(4.20)%	(2.74)%	(7.50)%	5.37%	8.45%	4.65%	5.53%
Altegris 40 Index *****	3.57%	0.09%	4.16%	0.82%	1.95%	1.12%	3.51%
Bank of America Merill Lynch 3 Month T- Bill Index ******	0.04%	0.05%	0.05%	0.07%	0.08%	0.08%	0.05%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Per the fee table in the Fund’s October 28, 2015 prospectus, the total annual operating expense are 1.99%, 2.74%, 1.74% and 1.97% for the Fund’s Class A, Class C, Class I and Class O shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class A and Class C shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call 1-877-772-5838.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	For periods less than one year the performance is not annualized.

****	MSCI World Index is a stock market index of over 6,000 stocks from 24 developed countries around the globe. Investors cannot invest directly in an index.

*****	The Altegris 40 Index® tracks the performance of the 40 leading managed futures programs, selected based on ending monthly equity (assets) for the previous month, as reported to Altegris Investments, Inc. The Altegris 40 Index represents the dollar-weighted average performance of those 40 programs. The Index started in July 2000; data is available back to 1990. Investors cannot invest directly in an index.

******	Bank of America Merrill Lynch 3 Month T-Bill Index is an unmanaged index that measures returns of three-month treasury bills. Investors cannot invest directly in an index.

Holdings by type of investment	% of Net Assets
Discount Agency Notes	37.1%
Commercial Paper	18.4%
U.S. Treasuries	11.1%
Certificates of Deposit	9.8%
Bonds	6.8%
Structured Note	5.7%
Unaffiliated Trading Companies	4.5%
Other, Cash & Cash Equivalents	6.6%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2015

Shares				Value
	UNAFFILIATED TRADING COMPANIES - 4.9%
30,340	ISAM Systematic Program Class ISAM (a,b) *			$5,572,993
92,837	Winton Diversified Trading Program Class WNTN (a,b) *			17,221,581
	TOTAL UNAFFILIATED TRADING COMPANIES (Cost - $21,961,552)			22,794,574
Principal
Amount ($)			Maturity
	STRUCTURED NOTE - 5.3%
$98,600	Barclays Bank PLC Linked Note (a,b) * (Cost $12,444,990)		1/28/2017	24,505,684
		Yield
	BONDS & NOTES - 66.1%
	AEROSPACE / DEFENSE - 0.1%
88,000	Boeing Co.	6.8750	3/15/2039	120,585
120,000	Lockheed Martin Corp.	4.7000	5/15/2046	122,925
30,000	TransDigm, Inc.	6.0000	7/15/2022	29,325
300,000	United Technologies Corp. (f)	1.7780	5/4/2018	296,972
				569,807
	AGRICULTURE - 0.1%
251,000	Philip Morris International, Inc.	5.6500	5/16/2018	273,848
115,000	Reynolds American, Inc.	4.0000	6/12/2022	119,552
				393,400
	AIRLINES - 0.1%
200,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd.	8.3750	5/10/2020	129,500
200,000	Gol LuxCo SA (c)	8.8750	1/24/2022	86,000
400,000	Latam Airlines Group SA (c)	7.2500	6/9/2020	357,000
				572,500
	APPAREL - 0.0% ^
15,000	Levi Strauss & Co.	5.0000	5/1/2025	14,925

	AUTO MANUFACTURERS - 0.2%
400,000	Daimler Finance North America LLC. (c)	1.6500	3/2/2018	395,210
95,000	Ford Motor Co.	7.4500	7/16/2031	117,231
160,000	General Motors Financial Co., Inc.	3.2000	7/13/2020	157,536
180,000	Toyota Motor Credit Corp.	1.5500	7/13/2018	179,575
				849,552
	AUTO PARTS & EQUIPMENT - 0.0% ^
20,000	American Axle & Manufacturing, Inc.	6.6250	10/15/2022	20,950
10,000	Dana Holding Corp.	5.5000	12/15/2024	9,700
17,000	Delphi Automotive PLC	4.2500	1/15/2026	17,076
106,000	Delphi Corp.	4.1500	3/15/2024	106,811
20,000	Goodyear Tire & Rubber Co.	5.1250	11/15/2023	20,500
				175,037
	BANKS - 3.2%
300,000	Agromercantil Senior Trust (c)	6.2500	4/10/2019	302,250
400,000	Agromercantil Senior Trust	6.2500	4/10/2019	403,000
250,000	Australia & New Zealand Banking Group Ltd. (c)	4.8750	1/12/2021	275,154
600,000	Banco Continental SAECA	8.8750	10/15/2017	610,500
300,000	Banco de Chile	6.2500	6/15/2016	303,493
400,000	Banco de Costa Rica	5.2500	8/12/2018	401,000
100,000	Banco de Credito del Peru (c)	2.7500	1/9/2018	99,375
300,000	Banco de Credito del Peru	2.7500	1/9/2018	298,125
300,000	Banco do Brasil SA/Cayman (c,d)	9.0000	Perpetual	196,500
250,000	Banco Mercantil del Norte SA (d)	6.8620	10/13/2021	253,750
200,000	Banco Nacional de Comercio Exterior SNC (c)	4.3750	10/14/2025	197,500
200,000	Banco Nacional de Costa Rica	4.8750	11/1/2018	198,500
200,000	Banco Nacional de Costa Rica	4.8750	11/1/2018	198,500
200,000	Banco Regional SAECA	8.1250	1/24/2019	203,500
150,000	Banco Regional SAECA	8.1250	1/24/2019	152,625
1,000,000	Banco Santander Mexico SA (d)	5.9500	1/30/2024	1,025,000
550,000	Bancolombia SA	6.1250	7/26/2020	565,125
365,000	Bank of America Corp.	2.0000	1/11/2018	364,535
290,000	Bank of Montreal	1.8000	7/31/2018	289,359
105,000	Bank of Montreal	2.3750	1/25/2019	105,884
300,000	BB&T Corp.	2.1500	3/22/2017	302,314
135,000	BB&T Corp.	2.4500	1/15/2020	135,905
800,000	BBVA Bancomer SA/Grand Cayman (d)	6.0080	5/17/2022	793,000
185,000	Citigroup, Inc.	2.6500	10/26/2020	183,505
320,000	Citigroup, Inc.	2.0500	12/7/2018	318,309
250,000	CorpGroup Banking SA	6.7500	3/15/2023	232,187
500,000	DBS Bank Ltd. (d)	3.6250	9/21/2022	508,692
500,000	Global Bank Corp.	4.7500	10/5/2017	502,763
200,000	Global Bank Corp. (c)	5.1250	10/30/2019	198,000

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2015

Principal
Amount ($)		Yield	Maturity	Value
	BANKS - 3.2% (continued)
$275,000	Goldman Sachs Group, Inc.	2.9000%	7/19/2018	$280,375
135,000	Goldman Sachs Group, Inc.	2.6000	4/23/2020	133,975
300,000	Grupo Elektra SAB DE CV	7.2500	8/6/2018	267,000
100,000	JPMorgan Chase & Co.	1.3500	2/15/2017	99,799
120,000	JPMorgan Chase & Co.	4.2500	10/1/2027	119,713
122,000	JPMorgan Chase & Co.	2.5500	10/29/2020	120,976
105,000	Morgan Stanley	3.7500	2/25/2023	107,548
135,000	Morgan Stanley	2.6500	1/27/2020	134,633
300,000	Morgan Stanley	1.8750	1/5/2018	299,705
900,000	Oversea-Chinese Banking (d)	4.0000	10/15/2024	915,620
110,000	PNC Funding Corp.	3.3000	3/8/2022	112,621
340,000	Royal Bank of Canada	2.0000	12/10/2018	339,710
90,000	State Street Corp.	3.5500	8/18/2025	92,828
425,000	Toronto-Dominion Bank/The	1.7500	7/23/2018	424,373
800,000	United Overseas Bank Ltd.	3.7500	9/19/2024	807,468
85,000	Wells Fargo & Co.	2.1000	5/8/2017	85,843
260,000	Wells Fargo & Co.	3.5500	9/29/2025	262,339
65,000	Westpac Banking Corp.	2.0000	8/14/2017	65,406
230,000	Westpac Banking Corp.	1.9500	11/23/2018	229,533
115,000	Westpac Banking Corp.	2.6000	11/23/2020	115,449
				14,633,264
	BEVERAGES - 0.2%
150,000	Ajecorp BV	6.5000	5/14/2022	63,750
235,000	Anheuser-Bush InBev Worldwide, Inc.	1.3750	7/15/2017	234,218
300,000	Central American Bottling Corp.	6.7500	2/9/2022	303,750
60,000	Coca-Cola Co.	1.6500	11/1/2018	60,500
60,000	Coca-Cola Co.	1.8750	10/27/2020	59,386
				721,604
	BIOTECHNOLOGY - 0.1%
60,000	Amgen, Inc.	2.7000	5/1/2022	58,333
45,000	Celgene Corp.	3.8750	8/15/2025	44,818
280,000	Celgene Corp.	2.1250	8/15/2018	280,062
				383,213
	BUILDING MATERIALS - 0.2%
200,000	CIMPOR Financial Operations BV	5.7500	7/17/2024	133,000
600,000	Grupo Cementos de Chihuahua	8.1250	2/8/2020	615,000
400,000	Union Andina de Cementos SAA	5.8750	10/30/2021	386,000
				1,134,000
	CHEMICALS - 0.3%
25,000	Ashland, Inc.	4.7500	8/15/2022	24,312
125,000	Dow Chemical Co.	3.0000	11/15/2022	119,665
200,000	Grupo Idesa SA de CV	7.8750	12/18/2020	199,000
600,000	Grupo Idesa SA de CV	7.8750	12/18/2020	594,000
25,000	Hexion, Inc.	6.6250	4/15/2020	19,438
10,000	Platform Specialty Products Corp. (c)	6.5000	2/1/2022	8,650
600,000	Sociedad Quimica y Minera de Chile SA	6.1250	4/15/2016	598,527
				1,563,592
	COLLATERALIZED MORTGAGE OBLIGATIONS - 32.6%
	U.S. GOVERNMENT AGENCY - 7.2%
487,855	Fannie Mae REMICS 2005-2 S (d)	6.1784	2/25/2035	88,830
4,976,623	Fannie Mae REMICS 2005-104 NI (d)	6.2784	3/25/2035	477,831
896,716	Fannie Mae REMICS 2006-99 AS (d)	6.1584	10/25/2036	172,895
571,160	Fannie Mae REMICS 2006-119 PS (d)	6.2784	12/25/2036	91,736
938,111	Fannie Mae REMICS 2006-126 CS (d)	6.2784	1/25/2037	170,378
564,122	Fannie Mae REMICS 2009-41 ZA	4.5000	6/25/2039	593,373
660,088	Fannie Mae REMICS 2009-98 DZ	4.5000	12/25/2039	693,859
74,988	Fannie Mae REMICS 2010-57 DP	4.0000	8/25/2039	75,977
635,781	Fannie Mae REMICS 2010-76 ZK	4.5000	7/25/2040	704,305
505,357	Fannie Mae REMICS 2010-115 SE (d)	5.5784	10/25/2040	90,849
338,163	Fannie Mae REMICS 2010-134 CS (d)	6.2584	12/25/2025	51,417
338,163	Fannie Mae REMICS 2010-134 SE (d)	6.2284	12/25/2025	47,528
460,805	Fannie Mae REMICS 2010-142 SC (d)	6.1784	12/25/2040	97,948
275,870	Fannie Mae REMICS 2011-18 UZ	4.0000	3/25/2041	282,606
536,588	Fannie Mae REMICS 2011-74 KL	5.0000	6/25/2040	577,908
1,122,954	Fannie Mae REMICS 2011-93 ES (d)	6.0784	9/25/2041	213,893
484,314	Fannie Mae REMICS 2011-111 EZ	5.0000	11/25/2041	532,817
1,952,630	Fannie Mae REMICS 2012-3 DS (d)	5.5284	2/25/2042	309,649
3,168,076	Fannie Mae REMICS 2012-103 ZP	3.0000	9/25/2042	2,896,703
1,522,873	Fannie Mae REMICS 2013-74 YS (d)	5.3676	7/25/2043	1,399,621

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2015

Principal
Amount ($)		Yield	Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS
	U.S. GOVERNMENT AGENCY (continued)- 7.2%
$58,070	Fannie Mae REMICS 2013-115 NS (d)	10.8757%	11/25/2043	$61,940
778,759	Fannie Mae REMICS 2013-122 DS (d)	4.8941	7/25/2043	619,186
1,762,982	Fannie Mae REMICS 2014-73 PS (d)	5.7784	11/25/2044	324,436
560,997	Freddie Mac REMICS 2663 ZP	5.0000	8/15/2033	616,265
202,392	Freddie Mac REMICS 2909 Z	5.0000	12/15/2034	222,348
398,724	Freddie Mac REMICS 3257 SI (d)	5.9895	12/15/2036	74,299
1,500,143	Freddie Mac REMICS 3404 SA (d)	5.6695	1/15/2038	251,034
1,333,499	Freddie Mac REMICS 3753 SR (d)	5.6695	11/15/2040	249,100
480,113	Freddie Mac REMICS 3770 SE (d)	6.1695	11/15/2040	54,696
2,095,358	Freddie Mac REMICS 3792 SP (d)	9.1990	1/15/2041	2,100,803
229,023	Freddie Mac REMICS 3818 JA	4.5000	1/15/2040	238,472
786,708	Freddie Mac REMICS 3926 FS (d)	6.2495	9/15/2041	181,795
570,018	Freddie Mac REMICS 3957 DZ	3.5000	11/15/2041	566,538
369,373	Freddie Mac REMICS 3957 HZ	4.0000	11/15/2041	383,521
876,316	Freddie Mac REMICS 4229 MS (d)	7.1216	7/15/2043	874,567
4,563,171	Freddie Mac REMICS 4255 GS (d)	5.8195	9/15/2043	833,861
1,214,631	Freddie Mac REMICS 4291 MS (d)	5.5695	1/15/2054	204,956
4,608,403	Freddie Mac REMICS 4314 MS (d)	5.7695	7/15/2043	717,799
1,718,287	Freddie Mac REMICS 4391 MA	3.0000	7/15/2040	1,751,811
2,595,792	Freddie Mac REMICS 4407 PS (d)	5.2695	6/15/2044	447,024
5,217,652	Freddie Mac REMICS 4440 ZD	2.5000	2/15/2045	4,189,217
1,716,319	Freddie Mac REMICS FHR 3984 DS (d)	5.6195	1/15/2042	267,701
3,717,985	Government National Mortgage Association 2010-35 DS (d)	5.2779	3/20/2040	515,452
5,700,280	Government National Mortgage Association 2010-121 SE (d)	5.5979	9/20/2040	926,585
3,720,031	Government National Mortgage Association 2011-69 SC (d)	4.9779	5/20/2041	462,908
3,572,888	Government National Mortgage Association 2013-102 BS (d)	5.7479	3/20/2043	500,123
2,123,514	Government National Mortgage Association 2013-119 TZ	3.0000	8/20/2043	1,969,543
492,867	Government National Mortgage Association 2013-120 GS (d)	4.9175	8/20/2043	473,338
656,833	Government National Mortgage Association 2013-148 DS (d)	5.3355	10/16/2043	103,942
3,003,931	Government National Mortgage Association 2013-186 SG (d)	5.9055	2/16/2043	464,424
1,983,079	Government National Mortgage Association 2013-188 MS (d)	5.2055	12/16/2043	299,193
4,035,982	Government National Mortgage Association 2014-5 SA (d)	5.1479	1/20/2044	581,762
4,119,732	Government National Mortgage Association 2014-58 SG (d)	5.2555	4/16/2044	584,246
3,992,870	Government National Mortgage Association 2014-76 SA (d)	5.1979	1/20/2040	574,951
1,425,652	Government National Mortgage Association 2014-95 CS (d)	5.9055	6/16/2044	256,374
3,281,591	Government National Mortgage Association 2014-145 CS (d)	5.2555	5/16/2044	518,431
2,346,703	Government National Mortgage Association 2014-156 PS (d)	5.8479	10/20/2044	404,531
				33,437,295
	WHOLE LOAN COLLATERAL SUPPORT CMO - 0.2%
735,341	American General Mortgage (c,d)	5.6500	3/25/2058	738,792
454,802	RALI Series 2006-QS10 Trust	6.5000	8/25/2036	384,081
				1,122,873
	WHOLE LOAN COLLATERAL - 16.3%
505,000	Adjustable Rate Mortgage Trust 2005-2 6M2 (d)	1.4016	6/25/2035	457,763
412,222	Alternative Loan Trust 2004-28CB 1A1	5.5000	1/25/2035	414,866
1,466,355	Alternative Loan Trust 2006-14CB A8	6.0000	6/25/2036	1,266,633
2,423,002	Alternative Loan Trust 2006-41CB 1A9	6.0000	1/25/2037	2,086,023
410,925	Alternative Loan Trust 2007-22 2A16	6.5000	9/25/2037	320,439
1,002,896	Alternative Loan Trust 2007-J2 2A1	6.0000	7/25/2037	1,042,133
4,500,000	Bank of America Funding 2005-B 3M1 Trust (d)	0.8521	4/20/2035	3,810,472
336,857	Bank of America Funding 2006-3A1 Trust	5.7500	3/25/2036	315,303
2,037,381	Bank of America Funding 2007-1 TA3B Trust (f)	5.9426	1/25/2037	1,695,837
156,975	Bank of America Funding 2012-R4 A Trust (c,d)	0.5038	3/4/2039	155,969
979,577	Bank of America Mortgage 2007-1 Trust 2007-1 2A17	6.0000	1/25/2037	879,521
2,829,459	BCAP LLC 2010-RR6 1716 (c,d)	6.0000	7/26/2036	2,238,468
4,359,520	BCAP LLC 2012-RR1 3A4 Trust (c,d)	5.9902	10/26/2035	3,837,726
248,064	Bear Stearns Asset Backed Securities I Trust 2004-AC2 2A	5.0000	5/25/2034	249,685
949,741	CHL Mortgage Pass-Through Trust 2004-HYB9 (d)	2.6707	2/20/2035	945,142
832,933	CHL Mortgage Pass-Through Trust 2007-5 A51	5.7500	5/25/2037	791,234
3,637,443	CHL Mortgage Pass-Through Trust 2007-8 1A24	6.0000	1/25/2038	3,245,361
953,086	CHL Mortgage Pass-Through Trust 2007-12 A9	5.7500	8/25/2037	893,420
81,972	Citicorp Mortgage Securities Trust Series 2007-2	5.5000	2/25/2037	81,969
1,954,867	Citigroup Mortgage Loan Trust 2011-12 (c,d)	4.5288	4/25/2036	1,495,281
518,494	CitiMortgage Alternative Loan Trust Series 2007-A1	5.5000	1/25/2022	523,081
272,180	Credit Suisse First Boston Mortgage Securities Corp.	5.2500	9/25/2035	246,369
1,928,623	CSMC 2015-RPL3 Trust (c,f)	3.7500	12/25/2056	1,886,963
552,522	CSMC Mortgage-Backed Trust 2006-7 1A3	5.0000	8/25/2036	470,570

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2015

Principal
Amount ($)		Yield	Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS
	WHOLE LOAN COLLATERAL - 16.3% (continued)
$474,925	CSMC Mortgage-Backed Trust 2006-9 2A1	5.5000%	11/25/2036	$449,742
639,727	CSMC Mortgage-Backed Trust 2007-1 15A14	6.0000	2/25/2037	558,419
733,821	CSMC Series 2010-4R 3A17 (c,d)	6.0000	6/26/2037	693,370
1,000,000	CSMC Series 2011-5R 6A9 (c)	2.7599	11/27/2037	906,578
1,000,000	CSMC Series 2011-12R 3A5 (c)	2.0855	7/27/2036	908,189
617,493	CSMC Trust 2013-3R 1A1 (c)	1.3510	4/27/2035	575,455
347,169	First Horizon Alternative Mortgage Securities Trust 2005-AA4 1A1 (d)	2.4107	5/25/2035	288,184
2,109,440	First Horizon Alternative Mortgage Securities Trust 2005-FA4 1A6	5.5000	6/25/2035	1,935,519
206,604	GSR Mortgage Loan Trust 2004-2F 14A1	5.5000	9/25/2019	211,986
695,204	GSR Mortgage Loan Trust 2005-AR7 3A1 (d)	2.7724	11/25/2035	654,126
1,654,384	GSR Mortgage Loan Trust 2006-AR1 3A1 (d)	3.0440	1/25/2036	1,490,769
1,020,682	GSR Mortgage Loan Trust 2007-1F 2A2	5.5000	1/25/2037	969,279
619,204	HomeBanc Mortgage Trust 2005-3 A1 (d)	0.6616	7/25/2035	574,899
3,337,434	HSI Asset Loan Obligation Trust 2007-AR1 (d)	2.7127	1/25/2037	2,618,747
1,135,008	Impac Secured Assets Trust 2006-5 (d)	0.6916	2/25/2037	868,798
92,274	JP Morgan Mortgage Trust 2007-S1 1A1	5.0000	3/25/2022	91,499
946,603	JP Morgan Mortgage Trust 2007-S2 1A11	6.7500	6/25/2037	852,537
1,378,154	JP Morgan Mortgage Trust 2007-S2 1A15	6.0000	6/25/2037	1,181,842
49,644	JP Morgan Resecuritization Trust Series 2011-2 2A3 (c,d)	3.5000	7/26/2036	49,811
1,818,602	Lehman Mortgage Trust 2005-1 2A4	5.5000	11/25/2035	1,699,335
707,269	Lehman Mortgage Trust 2006-1 1A3	5.5000	2/25/2036	565,775
704,920	Lehman Mortgage Trust 2006-2 2A3	5.7500	4/25/2036	707,095
654,743	MASTR Adjustable Rate Mortgages Trust 2006-2 2A1 (d)	2.7247	4/25/2036	605,025
1,137,588	Merrill Lynch Mortgage Investors Trust Series 2006-AF2	6.2500	10/25/2036	979,653
33,289	Morgan Stanley Mortgage Loan Trust 2004-1 11A1	5.0000	11/25/2018	33,879
1,274,138	Morgan Stanley Mortgage Loan Trust 2005-9AR 2A (d)	2.7813	12/25/2035	1,012,086
288,653	Morgan Stanley Mortgage Loan Trust 2006-7 3A (d)	5.2421	6/25/2036	241,075
1,595,206	Morgan Stanley Mortgage Loan Trust 2007-12 3A4	6.2500	8/25/2037	1,465,800
1,091,530	Morgan Stanley Reremic Trust 2012-R3 2A (c,d)	0.4961	2/26/2037	1,020,011
1,807,809	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2007-1 11A1A (f)	5.9950	3/25/2047	1,298,997
201,270	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates 2005-5 2AN (d)	5.6750	12/25/2035	207,952
390,051	PHH Alternative Mortgage Trust Series 2007-2 3A1	6.0000	5/25/2037	346,266
488,510	RALI Series 2006-QA1 1A21 Trust (d)	3.8113	1/25/2036	393,169
815,307	RALI Series 2006-QS12 2A3 Trust	6.0000	9/25/2036	674,573
624,518	RALI Series 2007-QS6 A6 Trust	6.2500	4/25/2037	527,578
1,444,053	Residential Asset Securitization Trust 2004-A9	5.7500	12/25/2034	1,475,162
535,555	Residential Asset Securitization Trust 2006-A2 A3	6.0000	1/25/2046	425,487
414,176	Residential Asset Securitization Trust 2006-A6 2A11	6.0000	7/25/2036	361,450
642,552	Residential Asset Securitization Trust 2006-A11 1A4	6.2500	10/25/2036	534,269
769,396	Residential Asset Securitization Trust 2007-A1 A8	6.0000	3/25/2037	535,497
584,805	Residential Asset Securitization Trust 2007-A3 1A1 (d)	0.8716	4/25/2037	307,201
76,279	Residential Asset Securitization Trust 2007-A3 1A2 (d)	43.1511	4/25/2037	160,844
2,835,388	Residential Asset Securitization Trust 2007-A8 1A1	6.0000	8/25/2037	2,411,801
49,164	RFMSI Series 2003-S16 A1 Trust	4.7500	9/25/2018	49,404
328,931	RFMSI Series 2006-S3 A7 Trust	5.5000	3/25/2036	292,175
571,256	RFMSI Series 2006-S7 A3 Trust	6.2500	8/25/2036	516,359
225,752	RFMSI Series 2006-S7 A7 Trust	6.2500	8/25/2036	204,058
1,060,586	RFMSI Series 2007-S1 A5 Trust	6.0000	1/25/2037	966,105
355,378	RFMSI Series 2007-S2 A4 Trust	6.0000	2/25/2037	323,313
975,253	RFMSI Series 2007-S6 1A11 Trust	6.0000	6/25/2037	853,340
2,190,296	Sequoia Mortgage Trust 2013-1 2A1 (d)	1.8550	2/25/2043	2,007,244
79,438	Structured Asset Securities Corp Mortgage Pass-through Certificates 2004-11XS 2A2 (f)	5.4000	6/25/2034	92,398
1,176,656	WaMu Mortgage Pass-Through Certificates Series 2005-AR14 2A1 Trust (d)	2.5980	12/25/2035	1,078,543
1,438,343	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A8 Trust	6.0000	11/25/2035	1,312,981
2,065,985	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 1A2 Trust	6.0000	4/25/2037	1,750,296
1,107,353	Wells Fargo Alternative Loan 2007-PA3 1A4 Trust	5.7500	7/25/2037	1,005,043
721,207	Wells Fargo Alternative Loan 2007-PA3 3A1 Trust	6.2500	7/25/2037	660,457
706,139	Wells Fargo Mortgage Backed Securities 2006-2 3A1 Trust	5.7500	3/25/2036	720,119
385,060	Wells Fargo Mortgage Backed Securities 2007-3 1A4 Trust	6.0000	4/25/2037	377,081
375,495	Wells Fargo Mortgage Backed Securities 2007-7 A38 Trust	6.0000	6/25/2037	376,285
178,537	Wells Fargo Mortgage Backed Securities 2007-13 A6 Trust	6.0000	9/25/2037	183,040
				75,988,198
	COMMERCIAL MBS - 8.9%
700,000	BAMLL Re-REMIC Trust 2011-07C1 A3B (c)	5.3830	12/15/2016	712,163
50,000	Banc of America Commercial Mortgage Trust 2006-4 AM	5.6750	7/10/2046	51,043
250,000	Banc of America Commercial Mortgage Trust 2006-5 AM	5.4480	9/10/2047	254,672
650,000	Banc of America Commercial Mortgage Trust 2006-6 AM	5.3900	10/10/2045	666,489
150,000	Banc of America Commercial Mortgage Trust 2007-1 AM (d)	5.4820	1/15/2049	153,601

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2015

Principal
Amount ($)		Yield	Maturity	Value
	COMMERCIAL MBS - 8.9% (Continued)
$235,000	Banc of America Commercial Mortgage Trust 2007-1 AM (c)	5.4160%	1/15/2049	$240,447
665,000	Bear Stearns Commercial Mortgage Securities Trust 2006-PWR13 (d)	5.5820	9/11/2041	678,140
685,000	Bear Stearns Commercial Mortgage Securities Trust 2007-PWR16 (d)	5.7215	6/11/2040	713,043
76,151	Boca Hotel Portfolio Trust 2013-BOCA (c,d)	1.4805	8/15/2026	76,049
250,000	Boca Hotel Portfolio Trust 2013-BOCA (c,d)	3.3805	8/15/2026	249,561
265,000	CD 2007-CD4 Commercial Mortgage Trust (d)	5.3660	12/11/2049	270,477
349,000	CD 2007-CD5 Mortgage Trust (d)	6.1194	11/15/2044	362,610
500,000	CDGJ Commercial Mortgage Trust 2014-BXCH (c,d)	2.1805	12/15/2027	495,453
50,000	Citigroup Commercial Mortgage Trust 2006-C4 AM (d)	5.8110	3/15/2049	50,372
610,000	Citigroup Commercial Mortgage Trust 2007-C6 AMFX (c,d)	5.8983	12/10/2049	621,799
620,000	Citigroup Commercial Mortgage Trust 2008-C7 AM (d)	6.1368	12/10/2049	659,419
952,328	Citigroup Commercial Mortgage Trust 2012-GC8 XA (c,d)	2.1742	9/10/2045	77,324
4,685,350	Citigroup Commercial Mortgage Trust 2014-GC25 XA (d)	1.0920	10/10/2047	332,724
120,600	Citigroup Commercial Mortgage Trust 2015-GC27 D (c,d)	4.4294	2/10/2048	95,492
1,051,000	Citigroup Commercial Mortgage Trust 2015-GC35 XA (d)	1.0620	11/10/2048	63,391
560,000	Colony Mortgage Capital Series 2015-FL3 Ltd. (c,d)	2.2186	9/5/2032	559,104
300,000	COMM 2006-C7 AM Mortgage Trust (d)	5.7933	6/10/2046	303,149
3,710,477	COMM 2014-CCRE19 Mortgage Trust (d)	1.2952	8/10/2047	256,511
100,000	COMM 2014-CCRE20 Mortgage Trust (d)	4.5072	11/10/2047	97,190
350,000	COMM 2014-KYO E Mortgage Trust (c,d )	2.6510	6/11/2027	343,232
960,000	COMM 2014-KYO F Mortgage Trust (c,d)	3.8010	6/11/2027	949,986
563,625	COMM 2014-UBS4 E Mortgage Trust (c)	3.7500	8/10/2047	398,352
644,150	COMM 2014-UBS4 F Mortgage Trust (c)	3.7500	8/10/2047	364,331
1,207,795	COMM 2014-UBS4 G Mortgage Trust (c)	3.7500	8/10/2047	373,933
5,000	COMM 2014-UBS4 Y Mortgage Trust (c.d)	-	8/10/2047	—
107,700	COMM 2015-LC19 B Mortgage Trust (d)	3.8290	2/10/2048	106,360
1,006,664	Commercial Mortgage Pass Through Certificates 2012-CR3 XA (d)	2.1127	10/15/2045	93,049
425,000	Commercial Mortgage Trust 2006-GG7 AM (d)	5.8262	7/10/2038	429,680
800,000	Commercial Mortgage Trust 2007-GG9 AM	5.4750	3/10/2039	818,429
105,200	Commercial Mortgage Trust 2007-GG9 AMFX	5.4750	3/10/2039	107,747
547,187	Countrywide Commercial Mortgage Trust 2007-MF1 A (c,d)	6.0717	11/12/2043	566,145
125,000	Credit Suisse Commercial Mortgage Trust Series 2006-C1 (d)	5.4607	2/15/2039	124,866
577,000	Credit Suisse Commercial Mortgage Trust Series 2006-C3 AM (d)	5.8165	6/15/2038	583,429
75,000	Credit Suisse Commercial Mortgage Trust Series 2006-C5 AM	5.3430	12/15/2039	76,484
250,000	Credit Suisse Commercial Mortgage Trust Series 2007-C2 AM (d)	5.6041	1/15/2049	258,020
650,000	Credit Suisse Commercial Mortgage Trust Series 2007-C4 A1AM(d)	5.9489	9/15/2039	680,544
92,079	Credit Suisse First Boston Mortgage Securities Corp. 1998-C2 F	4.8770	4/15/2037	91,992
625,000	Credit Suisse Mortgage Capital Certificates 2006-C4 AM	5.5090	9/15/2039	636,687
1,992,866	CSAIL 2015-C1 Commercial Mortgage Trust (d)	0.9709	4/15/2050	123,253
250,000	CSMC Series 2009-RR2 IQB (c,d)	5.6945	4/16/2049	258,138
140,000	CSMC Trust 2015-SAND (c,d)	3.1805	8/15/2030	138,354
750,500	GE Commercial Mortgage Corp Series 2007-C1 Trust (d)	5.6060	12/10/2049	770,205
250,000	GS Mortgage Securities Trust 2006-GG6 AJ (d)	5.6354	4/10/2038	249,763
808,700	GS Mortgage Securities Trust 2006-GG8 AJ	5.6220	11/10/2039	802,649
595,805	GS Mortgage Securities Trust 2007-GG10 (d)	5.7945	8/10/2045	612,178
8,357,686	GS Mortgage Securities Trust 2015-GC28 XA (d)	1.1708	2/10/2048	576,199
1,399,301	GS Mortgage Securities Trust 2015-GS1 XA (d)	0.8463	11/10/2048	88,612
1,097,293	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8 X (d)	0.5018	5/15/2045	2,639
642,065	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 AM	5.3720	5/15/2047	652,882
750,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1 AM (d)	5.9527	2/15/2051	788,015
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18 AM (d)	5.4660	6/12/2047	1,023,610
575,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20 AM (d)	5.8815	2/12/2051	607,091
750,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20 (d)	6.0785	2/12/2051	762,140
1,400,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12 AM (d)	6.0090	2/15/2051	1,473,104
908,826	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6 XA(d)	1.8453	5/15/2045	67,987
2,265,098	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 XA (d)	2.0852	10/15/2045	192,524
787,678	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA (d)	1.7456	6/15/2045	49,691
108,300	JP Morgan Chase Commercial Mortgage Securities Trust 2014-DSTY A (c)	3.4289	6/10/2027	111,040
600,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-PHH A (c,d)	1.5305	8/15/2027	596,576
740,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO C (c,d)	2.5805	1/15/2032	734,159
175,000	JP Morgan Commercial Mortgage-Backed Securities Trust 2009-RR2 GEB (c)	5.5430	12/13/2049	180,048
9,938,505	JPMBB Commercial Mortgage Securities Trust 2014-C25 XA (d)	1.0086	11/15/2047	603,908
115,000	JPMBB Commercial Mortgage Securities Trust 2014-C26 C (d)	4.4265	1/15/2048	110,461
943,308	JPMBB Commercial Mortgage Securities Trust 2014-C26 XA (d)	1.1817	1/15/2048	61,308
127,500	JPMBB Commercial Mortgage Securities Trust 2015-C27 D (c,d)	3.8450	2/15/2048	94,480
1,214,402	JPMBB Commercial Mortgage Securities Trust 2015-C27 XA (d)	1.3885	2/15/2048	97,372
105,000	JPMBB Commercial Mortgage Securities Trust 2015-C32 (d)	4.6689	11/15/2048	93,045
87,000	JPMBB Commercial Mortgage Securities Trust 2015-C33 C (d)	4.6187	12/15/2048	84,246
685,000	LB Commercial Mortgage Trust 2007-C3 (d)	5.8985	7/15/2044	719,016

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2015

Principal
Amount ($)		Yield	Maturity	Value
	COMMERCIAL MBS - 8.9% (continued)
$102,700	LB Commercial Mortgage Trust 2007-C3 AMFL (c,d)	5.8985%	7/15/2044	$107,805
250,000	LB-UBS Commercial Mortgage Trust 2006-C7 am	5.3780	11/15/2038	255,589
1,925,864	LB-UBS Commercial Mortgage Trust 2006-C7 XCL (c,d)	0.6522	11/15/2038	9,743
1,604,886	LB-UBS Commercial Mortgage Trust 2006-C7 XW (c,d)	0.6522	11/15/2038	8,119
465,000	LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.4550	2/15/2040	479,207
695,000	LB-UBS Commercial Mortgage Trust 2007-C1	5.4840	2/15/2040	695,801
350,000	LB-UBS Commercial Mortgage Trust 2007-C2 (d)	5.4930	2/15/2040	358,254
640,000	LB-UBS Commercial Mortgage Trust 2007-C7 AJ (d)	6.2416	9/15/2045	659,200
535,000	LMREC 2015-CRE1, Inc. A (c,d)	2.1675	2/22/2032	530,024
225,000	Merrill Lynch Mortgage Trust 2006-C1 AJ (d)	5.6664	5/12/2039	224,406
250,000	ML-CFC Commercial Mortgage Trust 2006-1 AJ (d)	5.5691	2/12/2039	250,165
425,000	ML-CFC Commercial Mortgage Trust 2006-4 AM	5.2040	12/12/2049	436,168
825,000	ML-CFC Commercial Mortgage Trust 2007-5 AM	5.4190	8/12/2048	839,808
935,321	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 XA (c,d)	1.8016	8/15/2045	63,720
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 C	4.0000	12/15/2047	117,966
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 C	4.4893	10/15/2047	125,585
72,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 C (d)	4.5289	10/15/2048	66,035
105,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 (c)	3.0600	10/15/2048	71,003
237,245	Morgan Stanley Capital I, Inc. XLFJ (c,d)	0.7305	7/15/2019	232,259
271,262	Morgan Stanley Capital I, Inc. XLFA D (c,d)	0.5205	10/15/2020	271,666
18,827	Morgan Stanley Capital I Trust 2005-TOP19 (d)	4.9850	6/12/2047	18,818
100,000	Morgan Stanley Capital I Trust 2007-HQ11 AJ (d)	5.5080	2/12/2044	100,642
108,800	Morgan Stanley Capital I Trust 2007-IQ13 AJ	5.4380	3/15/2044	105,523
350,000	Morgan Stanley Capital I Trust 2007-IQ16 AM (d)	6.0545	12/12/2049	368,952
450,000	Morgan Stanley Capital I Trust 2007-IQ16 AMA (d)	6.0505	12/12/2049	471,827
504,855	Morgan Stanley Capital I Trust 2011-C1 XA (c,d)	0.6418	9/15/2047	8,119
610,000	Morgan Stanley Capital I Trust 2015-XLF1 D (c,d)	3.3170	8/14/2031	604,071
76,000	Morgan Stanley Capital I Trust 2015-XLF2 (c,d)	3.3305	8/15/2026	75,927
500,000	Morgan Stanley Re-REMIC Trust 2009-GG10 A4B (c,d)	5.7945	8/12/2045	516,689
1,024,759	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA (c,d)	2.0892	8/10/2049	94,112
745,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ (d)	5.6320	10/15/2048	754,064
125,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AJ (d)	5.4130	12/15/2043	125,184
700,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AM	5.3830	12/15/2043	723,313
300,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AMFL (c,d)	0.5505	12/15/2043	287,244
350,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 AM (d)	5.5910	4/15/2047	362,792
650,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C32 AMFX (c)	5.7030	6/15/2049	675,160
270,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AJ (d)	5.9524	2/15/2051	276,543
835,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AM (d)	5.9524	2/15/2051	877,122
140,000	Wells Fargo Commercial Mortgage Trust 2014-LC16 D (c)	3.9380	8/15/2050	112,138
5,692,945	Wells Fargo Commercial Mortgage Trust 2015-C26 XA (d)	1.4106	2/15/2048	491,364
75,000	Wells Fargo Commercial Mortgage Trust 2015-C31 (d)	4.6121	11/15/2048	70,349
1,250,000	Wells Fargo Commercial Mortgage Trust 2015-C31 XA (d)	1.1266	11/15/2048	99,753
60,000	Wells Fargo Commercial Mortgage Trust 2015-LC22 (d)	4.5385	9/15/2058	56,875
1,209	Wells Fargo Commercial Mortgage Trust 2015-NXS1 XA (d)	1.2074	5/15/2048	89
100,000	Wells Fargo Commercial Mortgage Trust 2015-NXS3 (d)	4.4887	9/15/2057	94,779
951,270	WFRBS Commercial Mortgage Trust 2012-C8 XA (c,d)	2.1643	8/15/2045	79,568
1,003,549	WFRBS Commercial Mortgage Trust 2012-C9 XA (c,d)	2.1685	11/15/2045	93,136
987,390	WFRBS Commercial Mortgage Trust 2014-C21 XA (d)	1.1813	8/15/2047	67,945
5,593,722	WFRBS Commercial Mortgage Trust 2014-C24 XA (d)	0.9829	11/15/2047	339,727
				41,522,530
	COMMERCIAL SERVICES - 0.1%
25,000.00	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	5.5000	4/1/2023	25,062
380,000.00	McGraw Hill Financial, Inc.	2.5000	8/15/2018	382,372
45,000.00	McGraw Hill Financial, Inc.	4.4000	2/15/2026	46,042
20,000.00	Service Corp International	5.3750	1/15/2022	20,850
10,000.00	Team Health, Inc. (c)	7.2500	12/15/2023	10,350
15,000.00	United Rentals North America, Inc.	7.6250	4/15/2022	16,031
				500,707
	COMPUTERS - 0.1%
94,000	Apple, Inc.	0.9000	5/12/2017	93,709
390,000	Hewlett-Packard Co. (c)	2.8500	10/5/2018	389,782
100,000	Hewlett-Packard Co. (c)	3.6000	10/15/2020	100,230
				583,721
	COSMETICS / PERSONAL CARE - 0.1%
275,000	Procter & Gamble Co.	1.6000	11/15/2018	276,913
30,000	Revlon Consumer Products Corp.	5.7500	2/15/2021	29,025
				305,938
	DISTRIBUTION / WHOLESALE - 0.0% ^
25,000	HD Supply, Inc.	7.5000	7/15/2020	26,000

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2015

Principal
Amount ($)		Yield	Maturity	Value
	DIVERSIFIED FINANCIAL SERVICES - 1.1%
$120,000	Air Lease Corp.	3.7500%	2/1/2022	$117,867
115,000	Ally Financial, Inc.	4.1250	3/30/2020	114,425
220,000	American Express Credit Corp.	2.2500	8/15/2019	220,039
290,000	American Express Credit Corp.	1.8000	7/31/2018	289,481
150,000	Bantrab Senior Trust	9.0000	11/14/2020	144,000
300,000	Cementos Progreso Trust	7.1250	11/6/2023	297,750
400,000	Corp Financiera de Desarrollo SA	3.2500	7/15/2019	398,500
200,000	Fondo MIVIVIENDA SA	3.3750	4/2/2019	199,500
200,000	Fondo MIVIVIENDA SA	3.3750	4/2/2019	199,500
750,000	Guanay Finance Ltd.	6.0000	12/15/2020	740,625
15,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	4.8750	3/15/2019	14,865
492,836	Interoceanica IV Finance Ltd. **	—	11/30/2018	463,882
200,000	Magnesita Finance Ltd.	8.6250	Perpetual	109,250
290,000	National Rural Utilities Cooperative Finance Corp.	1.1000	1/27/2017	289,981
195,000	National Rural Utilities Cooperative Finance Corp.	2.0000	1/27/2020	191,683
511,212	Peru Enhanced Pass-Through Finance Ltd. **	—	5/31/2018	493,263
135,000	Synchrony Financial	3.0000	8/15/2019	134,812
600,000	Tanner Servicios Financieros SA	4.3750	3/13/2018	585,000
				5,004,423
	ELECTRIC - 0.8%
200,000	AES El Salvador Trust II	6.7500	3/28/2023	178,500
200,000	AES Gener SA	5.2500	8/15/2021	205,116
155,000	Berkshire Hathaway Energy Co.	6.5000	9/15/2037	188,639
200,000	Comision Federal de Electricidad	4.8750	5/26/2021	202,687
310,000	Duke Energy Corp.	1.6250	8/15/2017	309,581
140,000	Duke Energy Progress LLC	4.1500	12/1/2044	136,773
400,000	Empresa de Energia de Bogota SA ESP	6.1250	11/10/2021	410,000
200,000	Empresas Publicas de Medellin ESP	7.6250	7/29/2019	224,500
200,000	Inkia Energy Ltd. (c)	8.3750	4/4/2021	194,800
200,000	Inkia Energy Ltd.	8.3750	4/4/2021	194,800
600,000	Israel Electric Corp Ltd.	5.6250	6/21/2018	631,848
193,648	Mexico Generadora de Energia S de rl	5.5000	12/6/2032	172,347
495,000	Southern Co.	2.4500	9/1/2018	498,851
				3,548,442
	ENGINEERING & CONSTRUCTION - 0.1%
200,000	Aeropuertos Dominicanos Siglo XXI SA	9.7500	11/13/2019	208,000
300,000	OAS Financial Ltd.* (c,g)	8.8750	Perpetual	15,000
20,000	SBA Communications Corp. Class A	5.6250	10/1/2019	20,850
				243,850
	ENTERTAINMENT - 0.0% ^
10,000	Regal Entertainment Group Class A	5.7500	3/15/2022	10,000
25,000	Scientific Games International, Inc. (c)	7.0000	1/1/2022	23,875
				33,875
	ENVIRONMENTAL CONTROL - 0.1%
270,000	Waste Management, Inc.	6.1000	3/15/2018	294,306
85,000	Waste Management, Inc.	4.1000	3/1/2045	79,052
				373,358
	EXPLORATION & PRODUCTION - 0.0% ^
350,000	Pacific Rubiales Energy Corp.	5.3750	1/26/2019	66,500

	FOOD - 1.0%
300,000	Cencosud SA	5.5000	1/20/2021	305,978
250,000	Corp Azucarera del Peru SA	6.3750	8/2/2022	205,000
400,000	Cosan Overseas Ltd.	8.2500	Perpetual	319,000
285,000	General Mills, Inc.	5.7000	2/15/2017	298,132
200,000	JBS Investments GmbH	7.7500	10/28/2020	192,000
200,000	JBS Investments GmbH	7.7500	10/28/2020	192,000
20,000	JBS USA LLC / JBS USA Finance, Inc. (c)	5.7500	6/15/2025	17,400
111,000	Kellogg Co.	7.4500	4/1/2031	141,133
125,000	Kraft Heinz Foods Co. (c)	1.6000	6/30/2017	124,638
255,000	Kraft Heinz Foods Co. (c)	2.0000	7/2/2018	253,796
265,000	Kroger Co.	2.2000	1/15/2017	267,402
145,000	Kroger Co.	3.4000	4/15/2022	146,897
400,000	Marfrig Holdings Europe BV (c)	6.8750	6/24/2019	357,000
400,000	Marfrig Holdings Europe BV	6.8750	6/24/2019	357,000
200,000	Minerva Luxembourg SA	7.7500	1/31/2023	188,000
500,000	Minerva Luxembourg SA	8.7500	Perpetual	457,500
200,000	Pesquera Exalmar SAA (c)	7.3750	1/31/2020	123,000
200,000	Pesquera Exalmar SAA	7.3750	1/31/2020	123,000
10,000	Pilgrim’s Pride Corp. (c)	5.7500	3/15/2025	9,725

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2015

Principal
Amount ($)		Yield	Maturity	Value
	FOOD - 1.0% (Continued)
$15,000	Post Holdings, Inc.	7.3750%	2/15/2022	$15,638
200,000	Raizen Energy Finance Ltd.	7.0000	2/1/2017	203,000
225,000	Tyson Foods, Inc.	3.9500	8/15/2024	231,010
				4,528,249
	FOREIGN GOVERNMENT - 0.5%
1,600,000	Colombia Government International Bond	4.3750	7/12/2021	1,608,000
400,000	Instituto Costarricense de Electricidad	6.9500	11/10/2021	398,500
300,000	Mexico Government International Bond	3.5000	1/21/2021	304,500
170,000	Mexico Government International Bond	4.0000	10/2/2023	172,210
				2,483,210
	FOREST PRODUCTS & PAPER - 0.3%
200,000	Celulosa Arauco y Constitucion SA	7.2500	7/29/2019	224,431
240,000	Georgia-Pacific LLC (c)	3.6000	3/1/2025	237,145
800,000	Inversiones CMPC SA	4.7500	1/19/2018	816,098
				1,277,674
	HAND / MACHINE TOOLS - 0.0% ^
20,000	Milacron LLC/Mcron Finance Corp. (c)	7.7500	2/15/2021	18,650

	HEALTHCARE - PRODUCTS - 0.3%
25,000	Alere, Inc.	6.5000	6/15/2020	23,937
325,000	Covidien International Finance SA	6.0000	10/15/2017	350,085
60,000	Covidien International Finance SA	2.9500	6/15/2023	59,048
165,000	Thermo Fisher Scientific, Inc.	3.3000	2/15/2022	164,595
185,000	Thermo Fisher Scientific, Inc.	2.1500	12/14/2018	184,861
505,000	Zimmer Biomet Holdings, Inc.	1.4500	4/1/2017	502,541
				1,285,067
	HEALTHCARE - SERVICES - 0.2%
20,000	Anthem, Inc.	1.8750	1/15/2018	19,913
367,000	Anthem, Inc.	2.3000	7/15/2018	366,308
10,000	HCA, Inc.	5.3750	2/1/2025	9,875
20,000	HCA, Inc.	5.8750	2/15/2026	20,075
415,000	Laboratory Corp of America Holdings	2.5000	11/1/2018	416,038
105,000	Laboratory Corp of America Holdings	4.7000	2/1/2045	95,934
10,000	LifePoint Health, Inc.	5.5000	12/1/2021	10,175
15,000	LifePoint Health, Inc.	5.8750	12/1/2023	15,225
30,000	Select Medical Corp.	6.3750	6/1/2021	26,250
20,000	Tenet Healthcare Corp.	6.7500	6/15/2023	18,350
				998,143
	HOLDING COMPANIES - DIVERSIFIED - 0.1%
5,000	Argos Merger Sub, Inc. (c)	7.1250	3/15/2023	4,957
533,000	MUFG Americas Holdings Corp.	1.6250	2/9/2018	528,342
				533,299
	HOME BUILDERS - 0.0% ^
5,000	WCI Communities, Inc.	6.8750	8/15/2021	5,253

	HOME EQUITY ABS - 1.0%
623,592	Bayview Financial Acquisition Trust 2007-A 1A5 (f)	6.1010	5/28/2037	625,698
3,468,733	GSAA Home Equity Trust 2006-18 AF6 (f)	5.6816	11/25/2036	1,856,926
294,766	GSAA Home Equity Trust 2007-10 A1A	6.0000	11/25/2037	253,765
374,587	Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC3 M3 (d)	1.1266	3/25/2035	373,526
2,534,852	Nomura Home Equity Loan Trust Series 2007-1 2A2 (d)	0.5016	2/25/2037	1,760,890
				4,870,805
	HOUSEHOLD PRODUCTS / WARES - 0.0% ^
20,000	Spectrum Brands Escrow Corp. (c)	5.7500	7/15/2025	20,500

	INSURANCE - 0.3%
280,000	Berkshire Hathaway Finance Corp.	1.6000	5/15/2017	281,831
215,000	Liberty Mutual Group, Inc. (c)	6.5000	5/1/2042	244,404
255,000	MetLife, Inc.	4.1250	8/13/2042	242,007
375,000	Metropolitan Life Global Funding I (c)	1.5000	1/10/2018	373,031
140,000	TIAA Asset Management Finance Co. LLC (c)	2.9500	11/1/2019	140,279
				1,281,552
	INTERNET - 0.2%
400,000	Alibaba Group Holdings Ltd. (c)	3.6000	11/28/2024	382,097
275,000	Amazon.com, Inc.	2.6000	12/5/2019	279,312
60,000	Amazon.com, Inc.	3.8000	12/5/2024	62,416
				723,825
	INVESTMENT COMPANIES - 0.2%
200,000	Grupo Aval Ltd.	5.2500	2/1/2017	204,200
200,000	Grupo Aval Ltd.	4.7500	9/26/2022	188,376
700,000	GrupoSura Finance SA	5.7000	5/18/2021	730,625
				1,123,201

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2015

Principal
Amount ($)		Yield	Maturity	Value
	IRON / STEEL - 0.3%
$955,865	ENA Norte Trust	4.9500%	4/25/2023	$974,142
244,801	Fermaca Enterprises	6.3750	3/30/2038	230,113
35,000	Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. (c)	6.3750	5/1/2022	29,750
				1,234,005
	LEISURE TIME - 0.0% ^
20,000	NCL Corp. Ltd. (c)	5.2500	11/15/2019	20,438
15,000	Sabre GLBL Inc. (c)	5.2500	11/15/2023	14,831
15,000	Viking Cruises Ltd. (c)	8.5000	10/15/2022	14,212
				49,481
	LODGING - 0.0% ^
15,000	Station Casinos LLC	7.5000	3/1/2021	15,300

	MACHINERY - CONSTRUCTION & MINING - 0.0% ^
20,000	Terex Corp.	6.0000	5/15/2021	18,400

	MACHINERY - DIVERSIFIED - 0.1%
305,000	John Deere Capital Corp.	1.6000	7/13/2018	303,606

	MEDIA - 0.3%
45,000	21st Century Fox America, Inc.	4.7500	9/15/2044	43,284
5,000	CCO Holdings, LLC. / CCO Holdings Capital Corp. (c)	5.1250	5/1/2023	5,000
30,000	CCO Holdings, LLC. / CCO Holdings Capital Corp.	5.2500	9/30/2022	30,300
35,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. (c)	6.3750	9/15/2020	34,212
245,000	Comcast Corp.	6.5000	1/15/2017	257,890
105,000	Comcast Corp.	4.4000	8/15/2035	105,626
10,000	CSC Holdings LLC	5.2500	6/1/2024	8,775
200,000	Globo Comunicacao e Participacoes S.A.	5.3070	5/11/2022	199,250
15,000	Gray Television, Inc.	7.5000	10/1/2020	15,412
20,000	Sinclair Television Group Inc. (c)	5.6250	8/1/2024	19,450
31,000	TEGNA, Inc. (c)	4.8750	9/15/2021	31,078
300,000	Thomson Reuters Corp.	1.3000	2/23/2017	298,559
65,000	Time Warner, Inc.	3.6000	7/15/2025	63,276
10,000	Tribune Media Co. (c)	5.8750	7/15/2022	10,000
400,000	TV Azteca SAB de CV	7.6250	9/18/2020	233,000
250,000	VTR Finance BV	6.8750	1/15/2024	230,000
				1,585,112
	METALS & MINING - 0.2%
500,000	CO Minera Ares	7.7500	1/23/2021	466,250
225,000	Codelco, Inc.	3.7500	11/4/2020	220,718
200,000	Vedanta Resources PLC	6.0000	1/31/2019	126,587
				813,555
	MINING - 0.2%
175,000	Corp Nacional del Cobre de Chile	3.7500	11/4/2020	171,670
600,000	Freeport-McMoRan, Inc.	2.3750	3/15/2018	468,000
200,000	Freeport-McMoRan, Inc.	5.4500	3/15/2043	104,000
150,000	Southern Copper Corp.	6.7500	4/16/2040	128,301
300,000	Vedanta Resources PLC (c)	7.1250	5/31/2023	163,343
100,000	Volcan Cia Minera SAA	5.3750	2/2/2022	63,500
				1,098,814
	MISCELLANEOUS MANUFACTURING - 0.0% ^
35,000	Gates Global LLC / Gates Global Co. (c)	6.0000	7/15/2022	25,200

	MULTI - NATIONAL - 0.1%
300,000	Banco Latinoamericano de Comercio Exterior SA (c)	3.2500	5/7/2020	295,500
300,000	Banco Latinoamericano de Comercio Exterior SA	3.2500	5/7/2020	295,500
				591,000
	MUNICIPAL - 1.1%
4,900,000	Commonwealth of Puerto Rico	8.0000	7/1/2035	3,552,500
130,000	New York State Dormitory Authority	5.0000	3/15/2033	153,262
1,405,000	Puerto Rico Commonwealth Government Employees Retirement System	6.2000	7/1/2040	417,988
2,500,000	Puerto Rico Commonwealth Government Employees Retirement System	6.3000	7/1/2043	743,750
120,000	State of California	5.0000	8/1/2033	142,494
				5,009,994
	OFFICE / BUSINESS EQUIPMENT - 0.1%
500,000	Xerox Corp.	2.9500	3/15/2017	503,716

	OIL & GAS - 0.8%
130,000	Apache Corp.	4.7500	4/15/2043	108,640
275,000	BP Capital Markets PLC	1.6740	2/13/2018	274,690
120,000	BP Capital Markets PLC	3.0620	3/17/2022	117,586

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2015

Principal
Amount ($)		Yield	Maturity	Value
	OIL & GAS - 0.8% (Continued)
$238,000	Chevron Corp.	1.3650%	3/2/2018	$236,096
157,000	Chevron Corp.	1.7900	11/16/2018	155,579
385,000	ConocoPhillips Co.	1.0500	12/15/2017	378,020
300,000	Delek & Avner Tamar Bond Ltd. (c)	3.8390	12/30/2018	303,084
400,000	Delek & Avner Tamar Bond Ltd. (c)	4.4350	12/30/2020	410,942
150,000	Devon Energy Corp.	6.3000	1/15/2019	154,545
100,000	Ecopetrol SA	7.3750	9/18/2043	84,000
250,000	Ecopetrol SA	5.8750	5/28/2045	179,268
20,000	Energy XXI Gulf Coast, Inc.	9.2500	12/15/2017	5,600
10,000	Energy XXI Gulf Coast, Inc.	7.5000	12/15/2021	1,087
254,000	Energy XXI Gulf Coast, Inc. (c)	11.0000	3/15/2020	88,900
20,000	EP Energy LLC / Everest Acquisition Finance, Inc.	9.375	5/1/2020	12,750
25,000	EPL Oil & Gas, Inc.	8.2500	2/15/2018	6,625
40,000	Memorial Production Partners LP / Memorial Production Finance Corp.	6.8750	8/1/2022	12,000
250,000	Pacific Exploration and Production Corp. (c)	5.1250	3/28/2023	50,000
200,000	Pacific Exploration and Production Corp. (c)	5.3750	1/26/2019	38,000
150,000	Pacific Exploration and Production Corp.	5.1250	3/28/2023	30,000
300,000	Petroleos Mexicanos	5.5000	1/21/2021	302,610
50,000	Petroleos Mexicanos (d)	2.3352	7/18/2018	49,437
270,000	Petroleos Mexicanos (c)	5.6250	1/23/2046	206,604
75,000	Phillips 66	5.8750	5/1/2042	75,177
5,000	Phillips 66	4.8750	11/15/2044	4,461
157,530	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.2980	9/30/2020	167,119
10,000	Sanchez Energy Corp.	6.1250	1/15/2023	5,400
760,000	SandRidge Energy, Inc. (c)	8.7500	6/1/2020	230,850
35,000	Triangle USA Petroleum Corp. (c)	6.7500	7/15/2022	10,675
25,000	Ultra Petroleum Corp. (c)	5.7500	12/15/2018	6,000
				3,705,745
	OIL & GAS SERVICES - 0.0% ^
60,000	Schlumberger Holdings Corp (c)	2.3500	12/21/2018	59,611

	OTHER ABS - 9.5%
750,000	Anchorage Capital CLO 4 Ltd. 2014-4A A1A (c,d)	1.7732	7/28/2026	741,751
500,000	Anchorage Capital CLO 5 Ltd. (c,d)	1.9205	10/15/2026	496,708
800,000	Apidos CDO V 2007-5A B (c,d)	1.0205	4/15/2021	765,639
1,365,000	Apidos CLO XVI 2013-16A A1 (c,d)	1.7652	1/19/2025	1,351,739
250,000	Apidos CLO XVIII 2014-18A C (c,d)	3.9704	7/22/2026	232,389
250,000	Apidos CLO XVIII 2014-18A D (c,d)	5.5204	7/22/2026	201,610
625,000	Arbor Realty Collateralized Loan Obligation 2015-FL2 Ltd. (c,d)	5.3305	9/15/2025	618,750
553,778	Ares IIR/IVR CLO Ltd. 2007-3RA A2 (c,d)	0.5371	4/16/2021	545,240
370,029	Ares XII CLO Ltd. 2007-12A A (c,d)	1.0232	11/25/2020	366,445
793,305	Ares XXX CLO Ltd. 2014-30A A2 (c,d)	1.1672	4/20/2023	786,732
528,225	Atrium V 5A A2A (c,d)	0.5896	7/20/2020	525,683
692,741	Babson CLO, Inc. 2007- 1A A2A (c,d)	0.5302	1/18/2021	689,654
125,953	Babson CLO Ltd. 2007-1X A2A (c,d)	0.4500	1/18/2021	125,392
250,000	Babson CLO Ltd. 2013-IA A (c,d)	1.4172	4/20/2025	245,083
250,000	Baker Street Funding CLO 2005-1A B (c,d)	0.9620	12/15/2018	244,918
250,000	Birchwood Park CLO Ltd. 2014-1A C2 (c,d)	3.4705	7/15/2026	248,102
276,880	BlackRock Senior Income Series IV 2006-4A A(c,d)	0.5572	4/20/2019	275,140
277,815	Blue Elephant Loan Trust 2015-1 A (c)	3.1200	12/15/2022	277,384
700,000	Blue Elephant Loan Trust 2015-1 B (c)	5.5600	12/15/2022	700,073
1,000,000	BlueMountain CLO Ltd. 2014-3A A1 (c,d)	1.8005	10/15/2026	993,122
500,000	BlueMountain CLO Ltd. 2014-4A B1 (c,d)	2.8117	11/30/2026	500,105
3,500,000	BlueMountain CLO Ltd. 2015-3 Ltd. (c,d)	1.8129	10/20/2027	3,476,043
94,353	Bluemountain CLO III Ltd. 2007-SA A1B (c,d)	0.7758	3/17/2021	93,331
857,280	Callidus Debt Partners CLO Fund VI Ltd. 6A A1T (c,d)	0.5764	10/23/2021	840,507
250,000	Canyon Capital CLO 2012-1A C (c,d)	3.1205	1/15/2024	237,256
275,288	Carlyle High Yield Partners IX Ltd. 2006-9A A1 (c,d)	0.7420	8/1/2021	271,499
172,840	Carlyle High Yield Partners VIII Ltd. 2006-8A A2A (c,d)	0.6176	5/21/2021	171,187
1,109,499	Carlyle High Yield Partners X Ltd. (c,d)	0.5402	4/19/2022	1,080,234
1,000,000	Catarmaran CLO Ltd. 2015-1A A (c,d)	1.8704	4/22/2027	989,354
310,233	CENT CDO XI Ltd. 2006-11A A1 (c,d)	0.5829	4/25/2019	305,838
28,865	CIFC Funding 2007-I Ltd (c,d)	0.6014	5/10/2021	28,527
672,641	Citi Held For Asset Issuance 2015-PM1 (c)	1.8500	12/15/2021	671,501
2,518,577	Citicorp Residential Mortgage Trust Series 2007-2 (f)	5.4692	6/25/2037	2,612,929
1,193,884	Citigroup Mortgage Loan Trust 2007-WFHE2 (d)	0.6016	3/25/2037	1,169,350
500,000	ColumbusNova CLO Ltd. 2006-IA D (c,d)	1.8652	7/18/2018	499,614
659,294	Consumer Credit Origination Loan Trust 2015-1 A (c)	2.8200	3/15/2021	663,697
2,000,000	Consumer Credit Origination Loan Trust 2015-1 B (c)	5.2100	3/15/2021	2,042,917
131,386	Countrywide Asset-Backed Certificates 2005-15 1AF6 (d)	4.3991	4/25/2036	133,020

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2015

Principal
Amount ($)		Yield	Maturity	Value
	OTHER ABS - 9.5% (continued)
$250,000	Dorchester Park CLO Ltd. 2015-1A C (c,d)	3.4790%	1/20/2027	$242,579
250,000	Dorchester Park CLO Ltd. 2015-1A D (c,d)	3.8290	1/20/2027	241,262
500,000	Dryden XVI-Leveraged Loan CDO 2006-16A A2 (c,d)	0.6972	10/20/2020	489,878
648,458	Eaton Vance CDO VIII Ltd. 2006-8A A (c,d)	0.6116	8/15/2022	633,655
1,000,000	Eaton Vance CDO VIII Ltd. 2006-8A B (c,d)	1.0116	8/15/2022	950,956
250,000	Emerson Park CLO Ltd. 2013-1A C1 (c,d)	3.0705	7/15/2025	241,956
870,427	Flagship CLO V (c,d)	0.7995	9/20/2019	863,372
250,000	Flatiron CLO Ltd. 2014-1A C (c,d)	3.6152	7/17/2026	202,873
13,019	Fore CLO Ltd. (c,d)	0.5622	7/20/2019	13,014
215,120	Four Corners CLO III Ltd. 2006-3A A (c,d)	0.5704	7/22/2020	213,522
556,143	Galaxy XI CLO Ltd (c,d)	1.6596	8/20/2022	551,044
267,263	Golden Knight CDO Ltd/Golden Knight CDO Corp (c,d)	0.5605	4/15/2019	266,438
250,000	Halcyon Loan Advisors Funding 2013-2 Ltd. 2013-2A C (c,d)	3.0289	8/1/2025	230,107
250,000	Halcyon Loan Advisors Funding 2013-2 Ltd. 2013-2A D (c,d)	4.1289	8/1/2025	207,535
300,000	Halcyon Loan Advisors Funding 2014-1 Ltd. 2014-1A A1 (c,d)	1.8452	4/18/2026	295,379
693,983	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-D 2A2 (d)	0.5316	11/25/2036	684,052
109,637	JP Morgan Mortgage Acquisition Trust 2007-CH5 A3 (d)	0.5316	5/25/2037	108,206
135,157	KKR Financial CLO 2007-1A A (c,d)	0.7116	5/15/2021	134,250
313,256	LCM VI Ltd. (c,d)	1.5208	7/14/2022	311,414
250,000	LCM XII LP 12A A (c,d)	4.0152	10/19/2022	241,956
250,000	LCM XV 15A A (c,d)	3.4932	8/25/2024	245,539
750,000	LCM XVI LP 16A A (c,d)	1.8205	7/15/2026	747,030
1,000,000	Madison Park Funding X Ltd (c,d)	1.6872	1/20/2025	990,318
250,000	Madison Park Funding XIII Ltd. 2014-13 A D (c,d)	3.6652	1/19/2025	232,612
750,000	Madison Park Funding XVIII Ltd (c,d)	1.3114	10/21/2026	750,069
43,356	Mountain Captial Clo VI Ltd. 2007-6A A (c,d)	0.5549	4/25/2019	43,150
382,134	Mountain View CLO II Ltd. 2006-2A A1 (c,d)	0.5706	1/12/2021	378,146
76,797	MT Wilson Clo II Ltd. 2007-2A A1 (c,d)	0.5506	7/11/2020	76,806
129,660	Nautique Funding Ltd. 2006-1A A1A (c,d)	0.5705	4/15/2020	128,641
250,000	NewMark Capital Funding 2013-1A A2 Ltd. (c,d)	1.5362	6/2/2025	244,758
447,693	NYLIM Flatiron CLO 2006-1A A1 Ltd. (c,d)	0.5839	8/8/2020	444,380
1,000,000	NYLIM Flatiron CLO 2006-1A Ltd. A2B (c,d)	0.6639	8/8/2020	983,771
250,000	OCP CLO Ltd. 2012-2A A2 (c,d)	1.8576	11/22/2023	248,526
303,697	Pacific Bay CDO Ltd. 2003-1A A2 (c,d)	1.8012	11/4/2038	295,346
164,639	Pacifica CDO VI Corp. 2006-6A A1A (c,d)	0.6016	8/15/2021	163,235
478,987	Prospect Park CDO Ltd. 2006-1A A (c,d)	0.5705	7/15/2020	474,634
547,190	RAMP Series 2006-RS4 A3 Trust (d)	0.5916	7/25/2036	532,232
9,469	RASC Series 2007-KS2 AI2 Trust (d)	0.5416	2/25/2037	9,455
465,309	Saturn CLO Ltd. 2007-1A A1 (c,d)	0.5841	5/13/2022	461,790
250,000	Sierra CLO II Ltd. 2006-2A A2L (c,d)	0.7504	1/22/2021	248,543
83,004	Structured Asset Securities Corp. Mortgage Loan Trust 2005-4XS 1A3 (f)	5.0000	3/25/2035	83,095
250,000	Symphony CLO XI Ltd. 2013-11A C (c,d)	3.4652	1/17/2025	249,236
125,000	Symphony CLO XV Ltd. 2014-15A X (c,d)	1.3152	10/17/2026	125,002
250,000	Venture XVII CLO Ltd. 2014-17A A (c,d)	1.8005	7/15/2026	247,270
250,000	Venture XVII CLO Ltd. 2014-17A B2 (c,d)	2.4205	7/15/2026	242,338
787,062	Wasatch Ltd. 06-1A Cl A1B (c,d)	0.6016	11/14/2022	755,783
500,000	Washington Mill CLO Ltd. 2014-1A A1 (c,d)	1.8172	4/20/2026	493,694
298,924	Westwood CDO I Ltd. 2006-X A1 (d)	0.8431	3/25/2021	293,656
238,802	Westwood CDO II Ltd. 2007-2A A1 (c,d)	0.5399	4/25/2022	234,303
250,000	Zais CLO 2 Ltd.2014-2A A1A (c,d)	1.8199	7/25/2026	245,857
				44,011,126
	PACKAGING & CONTAINERS - 0.0% ^
15,000	Berry Plastics Corp.	5.5000	5/15/2022	14,944
25,000	Plastipak Holdings, Inc. (c)	6.5000	10/1/2021	24,125
125,000	Reynolds Group Issuer, Inc.	8.2500	2/15/2021	120,312
				159,381
	PHARMACEUTICALS - 0.4%
290,000	AbbVie, Inc.	1.8000	5/14/2018	288,665
89,000	AbbVie, Inc.	4.7000	5/14/2045	86,995
121,000	Actavis Funding SCS	2.3500	3/12/2018	121,126
115,000	AstraZeneca PLC	2.3750	11/16/2020	114,179
70,000	Baxalta, Inc. (c)	5.2500	6/23/2045	70,236
410,000	Cardinal Health, Inc.	1.9500	6/15/2018	408,932
300,000	Express Scripts Holding Co.	2.6500	2/15/2017	302,946
372,000	McKesson Corp.	1.2920	3/10/2017	370,954
55,000	Novartis Capital Corp.	3.0000	11/20/2025	54,232
15,000	Quintiles Transnational Corp. (c)	4.8750	5/15/2023	15,075
112,000	Teva Pharmaceutical Finance Co. BV	2.9500	12/18/2022	107,223
				1,940,563

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2015

Principal
Amount ($)		Yield	Maturity	Value
	PIPELINES - 0.2%
$145,000	Energy Transfer Partners LP	4.7500%	1/15/2026	$124,367
90,000	Enterprise Products Operating LLC	3.7000	2/15/2026	80,730
335,000	Kinder Morgan Energy Partners LP	6.0000	2/1/2017	338,916
145,000	Kinder Morgan Energy Partners LP	6.9500	1/15/2038	124,541
30,000	Tesoro Logistics LP (c)	6.2500	10/15/2022	28,425
300,000	Transportadora de Gas Internacional SA ESP (c)	5.7000	3/20/2022	300,750
				997,729
	POWER GENERATION - 0.2%
400,000	Colbun SA	6.0000	1/21/2020	431,974
450,000	Israel Electric Corp. Ltd.	2.4991	1/17/2018	445,500
				877,474
	REITS - 0.2%
253,000	Boston Properties LP	5.8750	10/15/2019	280,840
130,000	Boston Properties LP	4.1250	5/15/2021	136,162
5,000	Equinix, Inc.	5.8750	1/15/2026	5,150
320,000	ERP Operating LP	5.7500	6/15/2017	338,139
100,000	Simon Property Group LP	4.1250	12/1/2021	106,596
280,000	Simon Property Group LP	2.1500	9/15/2017	282,598
				1,149,485
	RETAIL - 0.3%
10,000	Asbury Automotive Group, Inc.	6.0000	12/15/2024	10,325
5,000	Dollar Tree, Inc. (c)	5.7500	3/1/2023	5,175
165,000	Home Depot, Inc.	2.0000	6/15/2019	166,156
120,000	Home Depot, Inc.	3.3500	9/15/2025	122,623
650,000	Hutchinson Whampoa International 12 II Ltd. (d)	6.0000	Perpetual	679,904
20,000	Rite Aid Corp. (c)	6.1250	4/1/2023	20,700
20,000	Sally Holdings LLC / Sally Capital, Inc.	5.7500	6/1/2022	20,700
300,000	Wal-Mart Stores, Inc.	1.1250	4/11/2018	298,748
				1,324,331
	SOFTWARE - 0.2%
20,000	Activision Blizzard, Inc. (c)	5.6250	9/15/2021	20,950
20,000	Audatex North America, Inc. (c)	6.0000	6/15/2021	20,150
30,000	Ensemble S Merger Sub Inc. (c)	9.0000	9/30/2023	28,988
90,000	Fidelity National Information Services, Inc.	3.6250	10/15/2020	91,172
10,000	First Data Corp. (c)	5.7500	1/15/2024	9,850
10,000	First Data Corp. (c)	7.0000	12/1/2023	10,000
30,000	Infor US, Inc. (c)	6.5000	5/15/2022	25,350
30,000	Microsoft Corp.	1.3000	11/3/2018	29,946
120,000	Microsoft Corp.	4.4500	11/3/2045	123,747
335,000	Oracle Corp.	2.2500	10/8/2019	338,496
195,000	Oracle Corp.	2.3750	1/15/2019	198,011
				896,660
	STUDENT LOAN ABS - 0.2%
1,132,113	Access Group Inc. 2007-A B (d)	0.9432	2/25/2037	967,061

	TELECOMMUNICATIONS - 0.7%
310,000	AT&T, Inc.	1.7000	6/1/2017	310,855
100,000	AT&T, Inc.	3.4000	5/15/2025	96,109
525,000	British Telecommunications PLC	5.9500	1/15/2018	566,069
320,000	Cisco Systems, Inc.	1.6500	6/15/2018	321,337
25,000	CommScope, Inc. (c)	5.0000	6/15/2021	23,969
400,000	Digicel Limited	7.0000	2/15/2020	364,000
200,000	Digicel Limited	7.1250	4/1/2022	150,000
15,000	Frontier Communications Corp. (c)	10.5000	9/15/2022	14,944
25,000	Intelsat Jackson Holdings SA	5.5000	8/1/2023	19,625
20,000	Level 3 Communications, Inc.	5.7500	12/1/2022	20,450
391,000	Orange SA	2.7500	2/6/2019	396,489
200,000	Sixsigma Networks Mexico SA de CV (c)	8.2500	11/7/2021	191,000
400,000	Telefonica Celular del Paraguay S.A.	6.7500	12/13/2022	365,000
10,000	T-Mobile USA Inc.	6.5000	1/15/2026	10,095
225,000	Verizon Communications, Inc.	4.4000	11/1/2034	207,591
				3,057,533
	TRANSPORTATION - 0.2%
25,000	Air Medical Merger Sub Corp. (c)	6.3750	5/15/2023	22,250
120,000	Burlington Northern Santa Fe LLC	4.5500	9/1/2044	115,843
130,000	FedEx Corp.	4.7500	11/15/2045	128,799
15,000	OPE KAG Finance Sub, Inc. (c)	7.8750	7/31/2023	14,906
500,000	Transportadora de Gas Internacional SA ESP	5.7000	3/20/2022	501,250
				783,048

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2015

Principal
Amount ($)		Yield	Maturity	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.7%
$286,147	Fannie Mae Pool AL4292 (e)	4.5000%	4/1/2026	$307,870
935,376	Fannie Mae Pool AS4281 (e)	3.0000	1/1/2035	953,566
1,645,165	Fannie Mae Pool AS4360 (e)	3.0000	1/1/2035	1,680,025
965,302	Fannie Mae Pool AS4645 (e)	3.0000	3/1/2045	966,139
101,338	Fannie Mae Pool MA1050 (e)	4.5000	3/1/2042	105,888
1,404,979	Freddie Mac Gold Pool (e)	3.0000	1/1/2045	1,403,804
1,931,969	Freddie Mac Gold Pool G08622 (e)	3.5000	4/1/2045	1,991,442
324,851	Freddie Mac Gold Pool N70081 (e)	5.5000	7/1/2038	360,847
				7,769,581
	TREASURY SECURITIES - 5.5%
1,650,000	United States Treasury Bond	2.7500	11/15/2042	1,573,237
830,000	United States Treasury Bond	3.0000	11/15/2044	826,985
2,028,560	United States Treasury Inflation Indexed Bonds	0.1250	4/15/2019	2,016,649
1,620,000	United States Treasury Note	0.3750	3/31/2016	1,620,063
1,360,000	United States Treasury Note	0.5000	6/30/2016	1,359,682
1,700,000	United States Treasury Note	0.7500	2/28/2018	1,685,523
1,560,000	United States Treasury Note	0.7500	4/15/2018	1,544,887
1,710,000	United States Treasury Note	0.8750	5/15/2017	1,708,998
1,630,000	United States Treasury Note	0.8750	1/15/2018	1,622,614
1,640,000	United States Treasury Note	1.0000	9/15/2017	1,639,039
420,000	United States Treasury Note	1.0000	5/15/2018	418,048
1,050,000	United States Treasury Note	1.7500	3/31/2022	1,033,839
1,230,000	United States Treasury Note	1.7500	5/15/2023	1,198,337
1,040,000	United States Treasury Note	1.8750	11/30/2021	1,035,693
1,250,000	United States Treasury Note	2.2500	3/31/2021	1,275,390
1,730,000	United States Treasury Note	2.2500	11/15/2024	1,729,121
680,000	United States Treasury Note	2.3750	8/15/2024	687,092
1,510,000	United States Treasury Note	3.1250	1/31/2017	1,546,216
1,180,000	United States Treasury Note	3.2500	3/31/2017	1,213,925
				25,735,338
	UTILITIES - 0.0% ^
200,000	Abengoa Transmision Sur SA	6.8750	4/30/2043	208,500

	TOTAL BONDS & NOTES (Cost - $314,728,879)			307,809,381

	SHORT-TERM INVESTMENTS - 11.2%
	U.S. TREASURY BILLS - 11.2%
8,000,000	United States Treasury Bill+ (a)	0.1950	4/28/2016	7,994,883
28,000,000	United States Treasury Bill+ (a)	0.3024	7/21/2016	27,951,037
16,500,000	United States Treasury Bill+ (a)	0.4613	11/10/2016	16,433,587
	TOTAL SHORT-TERM INVESTMENTS (Cost - $52,379,507)			52,379,507

	TOTAL INVESTMENTS - 87.5% (Cost - $401,514,928) (h)			$407,489,146
	OTHER ASSETS LESS LIABILITIES - 12.5%			58,371,393
	TOTAL NET ASSETS - 100.0%			$465,860,539

MBS - Mortgage Backed Security

ABS - Asset Backed Security

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

*	Non-Income bearing.

^	Represents a percentage less than 0.05%

**	Zero coupon security. Payment received at maturity. Rate shown represents rate at date of purchase.

+	Held as collateral for the swap contract.

(a)	All or a portion of these investments is a holding of the AFES Fund Limited.

(b)	The value of these securities have been determined in good faith under the policies of the Board of Trustees at December 31, 2015.

(c)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2015, these securities amounted to $73,039,234 or 15.68% of net assets.

(d)	Variable rate security; the rate shown represents the rate at December 31, 2015.

(e)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home Loan Mortgage Corp., Federal National Mortgage Association, Freddie Mac and Fannie Mae currently operate under a federal conservatorship.

(f)	Step-Up Bond; the interest rate shown is the rate in effect as of December 31, 2015.

(g)	Security in default.

(h)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $411,428,520 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$16,858,614
Unrealized Depreciation:	(20,797,988)
Net Unrealized Depreciation:	$(3,939,374)

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2015

TOTAL RETURN SWAP CONTRACTS (a)
	Notional		Termination		Unrealized
Reference Entity	Amount	Interest Rate	Date	Counterparty	Appreciation
Barclays Bank PLC SWAP	$49,918,127	LIBOR + 1.20%	11/9/2016	Barclays Bank, Plc	$1,888,856

See accompanying notes to consolidated financial statements.

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares				Value
	INVESTMENTS - 83.3%
	EXCHANGE TRADED FUNDS - 31.5%
	DEBT FUNDS - 16.9%
25,943	iShares iBoxx $ High Yield Corporate Bond ETF			$2,090,487
54,942	iShares iBoxx $ Investment Grade Corporate Bond ETF			6,263,937
3,557	iShares TIPS Bond ETF			390,132
				8,744,556
	EQUITY FUNDS - 14.6%
38,558	Consumer Staples Select Sector SPDR Fund			1,946,793
638	Health Care Select Sector SPDR Fund			45,968
1,745	Industrial Select Sector SPDR Fund			92,502
107	Materials Select Sector SPDR Fund			4,646
38,939	Technology Select Sector SPDR Fund			1,667,757
88,096	Utilities Select Sector SPDR Fund			3,812,795
				7,570,461

	TOTAL EXCHANGE TRADED FUNDS (Cost - $16,465,874)			16,315,017

	UNAFFILIATED TRADING COMPANIES ^ - 5.3%
7,702	Denali Global Discretionary Program Class Denali* (a,b)			824,832
3,466	QMS Diversified Global Macro Class QMS* (a,b)			933,308
11,229	Willowbridge Class* (a,b)			965,654
	TOTAL UNAFFILIATED TRADING COMPANIES (Cost - $2,808,230)			2,723,794

Principal
Amount ($)			Maturity
	STRUCTURED NOTE - 5.5%
$26,000	Barclays Bank PLC Linked Note (a) * ^
	(Cost - $2,600,000)		1/28/2016	2,872,358
		Yield (c)
	LONG-TERM BONDS & NOTES - 1.8%
350,000	Federal Home Loan Bank	0.3750	2/19/2016	350,202
600,000	Federal Home Loan Bank	0.2500	4/20/2016	599,904
	TOTAL LONG-TERM BONDS & NOTES (Cost - $950,105)			950,106

	SHORT-TERM INVESTMENTS - 39.2%
	CERTIFICATES OF DEPOSIT - 2.6%
280,000	Banco Del Estado De Chile	0.3743	1/22/2016	280,000
100,000	The Chiba Bank Ltd.	0.4997	1/8/2016	100,000
490,000	Sumitomo Mitsui Banking Corp.	0.4073	1/27/2016	490,000
490,000	Sumitomo Mitsui Trust Bank, Limited	0.4073	1/27/2016	490,000
				1,360,000

	COMMERCIAL PAPER - 3.9%
250,000	Chevron Corporation	0.2652	1/6/2016	249,991
100,000	DCAT, LLC	0.5007	1/13/2016	99,983
200,000	Exxon Mobil Corporation	0.4005	1/12/2016	199,976
700,000	General Electric Co.	0.1501	1/4/2016	699,991
190,000	National Rural Utilities Cooperative Finance Corp.	0.4105	1/14/2016	189,972
330,000	Walt Disney Company	0.3003	1/20/2016	329,948
280,000	Working Capital Management Co. LP	0.4606	1/14/2016	279,953
				2,049,814

See accompanying notes to consolidated financial statements.

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

Principal
Amount ($)		Yield (c)	Maturity	Value
	DISCOUNT AGENCY NOTE - 23.4%
$8,614,000	Federal Farm Credit Discount Notes	0.0300	1/4/2016	$8,613,978
2,000,000	Federal Home Loan Bank Discount Notes	0.2230	1/27/2016	1,999,682
1,000,000	Federal Home Loan Bank Discount Notes	0.2404	2/17/2016	999,726
250,000	Federal Home Loan Bank Discount Notes	0.2535	1/8/2016	249,988
250,000	Federal Home Loan Bank Discount Notes	0.2739	2/24/2016	249,899
				12,113,273

	U.S. TREASURY BILLS - 9.3%
1,500,000	US Treasury Bill (a) **	0.1800	3/31/2016	1,499,325
1,500,000	US Treasury Bill (a) **	0.1950	4/28/2016	1,499,041
700,000	US Treasury Bill (a) **	0.2400	5/26/2016	699,318
1,100,000	US Treasury Bill (a) **	0.3275	7/21/2016	1,097,977
				4,795,661

	TOTAL SHORT-TERM INVESTMENTS - (Cost - $20,318,748)			20,318,748

	TOTAL INVESTMENTS - 83.3% (Cost - $43,142,957) (d)			$43,180,023
	OTHER ASSETS LESS LIABILITIES - 16.7%			8,652,026
	TOTAL NET ASSETS - 100.0%			$51,832,049

CME	Chicago Mercantile Exchange

ETF	Exchange Traded Fund

ICE	Intercontinental Futures Exchange

^	Global Macro Strategies Ltd.

*	Non-Income producing.

**	Held as collateral for the swap contract.

(a)	All or a portion of these investments are a holding of the AGMS Fund Limited.

(b)	The value of these securities have been determined in good faith under the policies of the Board of Trustees at December 31, 2015.

(c)	Represents annualized yield at date of purchase for discount securities and coupon for coupon based securities.

(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $44,433,875 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$316,432
Unrealized Depreciation:	(1,570,284)
Net Unrealized Depreciation:	$(1,253,852)

	LONG FUTURES CONTRACTS

			Notional Value at	Unrealized
Contracts	Issue	Expiration	December 31, 2015	Appreciation/ (Depreciation)
2	Feeder Cattle (a)	January-16	$166,900	$8,683
2	Brent Crude Future (a)	February-16	74,560	531
1	Crude Oil Future (a)	February-16	37,040	(680)
2	Gasoline RBOB (a)	February-16	106,764	1,579
5	Lean Hogs (a)	February-16	119,600	2,525
2	Live Cattle (a)	February-16	109,440	993
6	Natural Gas Future (a)	February-16	140,220	6,090
3	Copper Future (a)	March-16	160,125	1,063
10	Corn Future (a)	March-16	179,375	(2,846)

See accompanying notes to consolidated financial statements.

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

			Notional Value at	Unrealized
Contracts	Issue	Expiration	December 31, 2015	Appreciation/ (Depreciation)
2	NY Harbor ULSD Futures (a)	February-16	$94,408	$(521)
47	Russell Mini Future	March-16	5,318,050	(10,376)
61	S&P 500 E-mini Future	March-16	6,208,275	2,456
10	Soybean Future (a)	March-16	432,125	(817)
43	US 10 Year Future	March-16	5,413,958	(11,855)
10	US 5YR Note (CBT) Future	March-16	1,183,200	(2,438)
8	US Long Bond Future	March-16	1,230,000	(9,329)
2	Wheat Future (a)	March-16	47,000	(293)
9	World Sugar #11 (a)	March-16	153,619	2,430
	TOTAL UNREALZED DEPRECIATION ON LONG FUTURES CONTRACTS			$(12,805)

TOTAL RETURN SWAP CONTRACTS (a)

	Notional		Termination
Reference Entity	Amount	Interest Rate	Date	Counterparty	Unrealized Appreciation
Barclays Bank PLC SWAP	$4,268,939	LIBOR+1.20%	11/9/2016	Barclays Bank Plc.	$68,788

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares				Value
	INVESTMENTS - 93.4%
	UNAFFILIATED TRADING COMPANIES - 4.5%
16,693	Abraham Diversified Program Class* (a,b)			$1,411,375
12,659	Capital Discus Program Class CFM DTP* (a,b)			940,837
46,158	Lynx Trading Program Class* (a,b)			2,721,228
15,703	Quantitative Global Program Class* (a,b)			1,288,039
7,744	Winton Diversified Program Class* (a,b)			2,359,928
	TOTAL UNAFFILIATED TRADING COMPANIES (Cost - $9,009,980)			8,721,407

Principal
Amount ($)			Maturity
	STRUCTURED NOTE - 5.7%
$64,000	Barclays Bank PLC Linked Note (a)*		1/28/2016	10,956,473
	TOTAL STRUCTURED NOTE (Cost - $6,400,000)

		Yield (c)
	SHORT-TERM INVESTMENTS - 83.2%
	BONDS - 6.8%
5,000,000	Federal Home Loan Bank	0.3750	2/19/2016	5,002,883
8,000,000	Federal Home Loan Bank	0.2500	4/20/2016	7,998,715
	TOTAL BONDS (Cost - $13,001,598)			13,001,598

	CERTIFICATES OF DEPOSIT - 9.8%
4,200,000	Banco del Estado de Chile	0.4000	1/22/2016	4,200,000
4,100,000	The Chiba Bank Ltd.	0.4600	1/8/2016	4,100,000
2,300,000	The Norinchukin Bank	0.3900	1/15/2016	2,300,000
4,200,000	Sumitomo Mitsui Banking Corp.	0.4000	1/27/2016	4,200,000
4,200,000	Sumitomo Mitsui Trust Bank Ltd.	0.4100	1/27/2016	4,200,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $19,000,000)			19,000,000

	COMMERCIAL PAPER - 18.4%
4,650,000	Apple, Inc.	0.3003	1/13/2016	4,649,535
6,400,000	Chevron Corporation	0.2652	1/6/2016	6,399,764
2,900,000	DCAT, LLC	0.5007	1/13/2016	2,899,517
6,000,000	Exxon Mobil Corporation	0.4005	1/12/2016	5,999,267
6,000,000	General Electric Co.	0.1501	1/4/2016	5,999,925
2,750,000	National Rural Utilities Cooperative Finance Corp.	0.4105	1/14/2016	2,749,593
2,800,000	The Walt Disney Company	0.3003	1/20/2016	2,799,557
4,100,000	Working Capital Management Co. LP	0.4606	1/14/2016	4,099,319
	TOTAL COMMERCIAL PAPER (Cost - $35,596,477)			35,596,477

	DISCOUNT AGENCY NOTES - 37.1%
3,741,000	Federal Farm Credit Banks	—	1/4/2016	3,740,991
12,000,000	Federal Home Loan Bank	0.2350	2/24/2016	11,995,139
5,000,000	Federal Home Loan Bank	0.0776	1/8/2016	4,999,757
5,000,000	Federal Home Loan Bank	0.1298	1/27/2016	4,999,205
15,000,000	Federal Home Loan Bank	0.2251	2/5/2016	14,997,228
15,000,000	Federal Home Loan Bank	0.2328	2/17/2016	14,995,357
6,000,000	Federal Home Loan Bank	—	1/4/2016	5,999,985
10,000,000	Federal Home Loan Bank	0.3423	4/20/2016	9,992,357
	TOTAL DISCOUNT AGENCY NOTES (Cost - $71,720,019)			71,720,019

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

Principal
Amount ($)		Yield (c)	Maturity	Value
	U.S. TREASURIES - 11.1%
$5,000,000	U.S. Treasury Bills (a) **	0.1350	2/4/2016	$4,999,362
6,500,000	U.S. Treasury Bills (a) **	0.1950	4/28/2016	6,495,842
5,500,000	U.S. Treasury Bills (a) **	0.4599	11/10/2016	5,477,924
4,500,000	U.S. Treasury Bills (a) **	0.4700	10/13/2016	4,483,191
	TOTAL U.S. TREASURIES (Cost - $21,456,319)			21,456,319

	TOTAL SHORT-TERM INVESTMENTS (Cost - $160,774,413)			160,774,413

	TOTAL INVESTMENTS - 93.4% (Cost - $176,184,393) (d)			$180,452,293
	OTHER ASSETS LESS LIABILITIES - 6.6%			12,721,197
	TOTAL NET ASSETS - 100.0%			$193,173,490

*	Non-Income bearing.

**	Held as collateral for total return swap contracts.

(a)	All or a portion of these investments is a holding of the consolidated AMFS Fund Limited.

(b)	The value of these securities have been determined in good faith under the policies of the Board of Trustees at December 31, 2015.

(c)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.

(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $177,780,450 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$4,707,822
Unrealized Depreciation:	(2,035,979)
Net Unrealized Appreciation:	$2,671,843

TOTAL RETURN SWAPS CONTRACTS (a)

	Notional		Termination		Unrealized
Reference Entity	Amount	Interest Rate	Date	Counterparty	Appreciation
Barclays Bank PLC Swap	$19,311,972	LIBOR + 1.20%	11/19/2016	Barclays Bank Plc.	$559,799

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2015

	Altegris Futures Evolution	Altegris Macro	Altegris Managed Futures
	Strategy Fund	Strategy Fund	Strategy Fund
ASSETS
Investment securities:
At cost	$401,514,928	$43,142,957	$176,184,393
At value	$407,489,146	$43,180,023	$180,452,293
Cash	55,327,109	8,545,121	14,973,984
Segregated cash at broker	586,432	2,322,965	6,627
Unrealized appreciation on swap contracts	1,888,856	68,788	559,799
Receivable for securities sold	48,968,873	4,636,496	21,817,394
Receivable for Fund shares sold	4,015,826	145,256	329,431
Interest receivable	2,082,551	777	10,819
Receivable due from Broker	—	—	7,350
Prepaid expenses and other assets	82,932	23,979	46,009
TOTAL ASSETS	520,441,725	58,923,405	218,203,706

LIABILITIES
Unrealized depreciation on futures contracts	—	12,805	—
Payable for investments purchased	51,568,899	6,551,846	23,693,127
Payable for Fund shares repurchased	2,217,156	424,657	855,835
Investment advisory fees payable	577,948	42,270	243,501
Distribution (12b-1) fees payable	51,521	7,048	35,207
Payble to related parties	139,955	4,201	89,038
Accrued expenses and other liabilities	25,707	48,529	113,508
TOTAL LIABILITIES	54,581,186	7,091,356	25,030,216
NET ASSETS	$465,860,539	$51,832,049	$193,173,490

Composition of Net Assets:
Paid in capital	$455,208,304	$54,376,890	$187,206,441
Accumulated undistributed net investment loss	(1,456,016)	(476,779)	(1,844,001)
Accumulated net realized gain (loss) from investments and swaps	4,245,177	(2,161,111)	2,983,351
Net unrealized appreciation of investments and swaps	7,863,074	93,049	4,827,699
NET ASSETS	$465,860,539	$51,832,049	$193,173,490

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2015

	Altegris Futures Evolution	Altegris Macro	Altegris Managed Futures
	Strategy Fund	Strategy Fund	Strategy Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$70,168,706	$4,036,684	$93,312,144
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,728,628	587,541	10,535,088
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(b)	$10.43	$6.87	$8.86
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (c)	$11.07	$7.29	$9.40

Class C Shares:
Net Assets	$24,486,035	$1,737,731	$17,812,774
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,360,517	261,478	2,075,240
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)(d)	$10.37	$6.65	$8.58

Class I Shares:
Net Assets	$292,187,194	$21,706,306	$80,053,757
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	28,036,380	3,118,417	8,938,098
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.42	$6.96	$8.96

Class N Shares:
Net Assets	$79,018,604	$24,351,328	$—
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,582,041	3,546,255	—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.42	$6.87	$—

Class O Shares:
Net Assets	$—	$—	$1,994,815
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	—	—	225,553
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$—	$—	$8.84

(a)	Purchases of $1 million or more, a contingent deferred sales charge of up to 1.00% may apply to redemptions made within 18 months of purchase.

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(c)	On investments of $25,000 or more, the sales load is reduced.

(d)	A contingent deferred sales charge of up to 1.00% may be applied to shares redeemed within 12 months of purchase.

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
December 31, 2015

	Altegris Futures Evolution	Altegris Macro	Altegris Managed Futures
	Strategy Fund	Strategy Fund	Strategy Fund
INVESTMENT INCOME
Dividends	$—	$316,570	$—
Interest (net of foreign withholding tax of $0, $0 and $3,648, respectively)	7,388,412	4,580	134,235
TOTAL INVESTMENT INCOME	7,388,412	321,150	134,235

EXPENSES
Advisory fees	3,688,764	464,455	1,606,035
Distribution (12b-1) fees:
Class A	81,844	6,103	114,471
Class C	112,736	10,150	93,647
Class N	91,405	33,214	—
Class O	—	—	2,578
Administrative services fees	196,267	14,107	41,707
Transfer agent fees	79,733	25,147	32,323
Non 12b-1 shareholder servicing fees	63,014	30,448	33,733
Printing and postage expenses	53,435	10,646	17,662
Custodian fees	33,733	9,813	7,053
Registration fees	32,772	32,610	33,672
Audit fees	25,685	21,173	26,214
Accounting services fees	24,533	8,035	14,352
Compliance officer fees	20,444	8,400	19,484
Legal fees	7,360	11,653	15,333
Trustees fees and expenses	6,000	5,400	6,133
Insurance expense	4,738	1,989	4,968
Other expenses	7,562	5,042	—
TOTAL EXPENSES	4,530,025	698,385	2,069,365
Less: Fees waived by the Advisor	(87,430)	(126,194)	(92,460)
NET EXPENSES	4,442,595	572,191	1,976,905

NET INVESTMENT INCOME (LOSS)	2,945,817	(251,041)	(1,842,670)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Futures contracts	—	(1,217,802)	—
Investments	(296,890)	(1,734,921)	215,212
Swaps	10,842,144	1,643,538	2,767,609
Net Realized Gain (Loss)	10,545,254	(1,309,185)	2,982,821

Net change in unrealized appreciation (depreciation) on:
Futures contracts	—	142,715	—
Investments	2,936,476	403,449	1,456,598
Swaps	8,252,498	257,468	1,558,777
Net Change in Unrealized Appreciation/(Depreciation)	11,188,974	803,632	3,015,375

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	21,734,228	(505,553)	5,998,196

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,680,045	$(756,594)	$4,155,526

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Altegris Futures Evolution Strategy Fund
	Six Months Ended	For the
	December 31, 2015	Period Ended
	(Unaudited)	June 30, 2015 (a)

INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$2,945,817	$4,506,514
Net realized gain/(loss) on investments and swaps	10,545,254	35,583,782
Net change in unrealized appreciation/(depreciation) on investments and swaps	11,188,974	(14,790,224)
Net increase in net assets resulting from operations	24,680,045	25,300,072

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(4,832,935)	(4,383,717)
Class C	(1,486,673)	(1,168,171)
Class I	(21,740,889)	(27,487,751)
Class N	(5,501,300)	(5,756,137)
Total distributions to shareholders	(33,561,797)	(38,795,776)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	17,839,678	44,207,346
Class C	4,479,331	13,773,226
Class I	90,095,651	219,019,131
Class N	23,311,905	60,113,485
Net asset value of shares issued in reinvestment of distributions:
Class A	4,556,059	4,115,199
Class C	1,393,756	1,064,509
Class I	19,335,758	26,201,005
Class N	3,793,406	3,496,366
Redemption fee proceeds:
Class A	1,046	2,348
Class C	360	755
Class I	5,226	14,381
Class N	1,167	3,042
Payments for shares redeemed:
Class A	(9,970,071)	(17,533,240)
Class C	(1,333,344)	(825,172)
Class I	(157,311,159)	(92,753,257)
Class N	(13,175,219)	(38,576,532)
Net decrease from shares of beneficial interest transactions	(16,976,450)	222,322,592

NET DECREASE IN NET ASSETS	(25,858,202)	208,826,888

NET ASSETS
Beginning of Period	491,718,741	282,891,853
End of Period *	$465,860,539	$491,718,741
* Includes accumulated net investment income (loss) of:	$(1,456,016)	$29,159,964

(a)	For the period October 1, 2014 through June 30, 2015.

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Altegris Futures Evolution Strategy Fund
	Six Months Ended	For the
	December 31, 2015	Period Ended
	(Unaudited)	June 30, 2015 (a)
SHARE ACTIVITY
Class A:
Shares Sold	1,638,334	3,890,110
Shares Reinvested	433,476	383,629
Shares Redeemed	(917,867)	(1,569,976)
Net increase (decrease) in shares of beneficial interest outstanding	1,153,943	2,703,763

Class C:
Shares Sold	414,214	1,225,475
Shares Reinvested	133,595	100,491
Shares Redeemed	(123,055)	(74,191)
Net increase (decrease) in shares of beneficial interest outstanding	424,754	1,251,775

Class I:
Shares Sold	8,284,367	19,327,259
Shares Reinvested	1,836,647	2,438,468
Shares Redeemed	(14,293,862)	(8,298,998)
Net increase (decrease) in shares of beneficial interest outstanding	(4,172,848)	13,466,729

Class N:
Shares Sold	2,132,635	5,318,503
Shares Reinvested	361,281	325,936
Shares Redeemed	(1,209,732)	(3,399,266)
Net increase (decrease) in shares of beneficial interest outstanding	1,284,184	2,245,173

(a)	For the period October 1, 2014 through June 30, 2015.

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Altegris Macro Strategy Fund
	Six Months Ended	For the
	December 31, 2015	Period Ended
	(Unaudited)	June 30, 2015 (a)

INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$(251,041)	$(224,444)
Net realized gain/(loss) on investments and swaps	(1,309,185)	(3,320,575)
Net change in unrealized appreciation/(depreciation) on investments and swaps	803,632	(2,114,774)
Net increase/(decrease) in net assets resulting from operations	(756,594)	(5,659,793)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(674,973)	—
Class C	(276,672)	—
Class I	(3,321,186)	—
Class N	(3,906,044)	—
Total distributions to shareholders	(8,178,875)	—

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	611,241	767,639
Class C	73,360	193,216
Class I	5,158,360	1,503,735
Class N	6,965,904	1,754,697
Net asset value of shares issued in reinvestment of distributions:
Class A	635,949	—
Class C	246,589	—
Class I	2,120,466	—
Class N	1,272,864	—
Redemption fee proceeds:
Class A	41	2
Class C	16	1
Class I	215	16
Class N	213	12
Payments for shares redeemed:
Class A	(1,424,485)	(470,200)
Class C	(457,315)	(230,505)
Class I	(17,809,907)	(13,711,504)
Class N	(7,016,008)	(1,839,475)
Net decrease from shares of beneficial interest transactions	(9,622,497)	(12,032,366)

NET DECREASE IN NET ASSETS	(18,557,966)	(17,692,159)

NET ASSETS
Beginning of Period	70,390,015	88,082,174
End of Period *	$51,832,049	$70,390,015
* Includes accumulated net investment income (loss) of:	$(476,779)	$7,953,137

(a)	For the period April 1, 2015 through June 30, 2015.

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Altegris Macro Strategy Fund
	Six Months Ended	For the
	December 31, 2015	Period Ended
	(Unaudited)	June 30, 2015 (a)
SHARE ACTIVITY
Class A:
Shares Sold	73,402	88,778
Shares Reinvested	91,900	—
Shares Redeemed	(178,811)	(54,451)
Net increase (decrease) in shares of beneficial interest outstanding	(13,509)	34,327

Class C:
Shares Sold	9,047	23,190
Shares Reinvested	36,804	—
Shares Redeemed	(56,079)	(27,389)
Net increase (decrease) in shares of beneficial interest outstanding	(10,228)	(4,199)

Class I:
Shares Sold	662,013	172,394
Shares Reinvested	302,492	—
Shares Redeemed	(2,109,453)	(1,572,001)
Net increase in shares of beneficial interest outstanding	(1,144,948)	(1,399,607)

Class N:
Shares Sold	915,069	206,031
Shares Reinvested	183,940	—
Shares Redeemed	(876,030)	(214,329)
Net increase (decrease) in shares of beneficial interest outstanding	222,979	(8,298)

(a)	For the period April 1, 2015 through June 30, 2015.

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Altegris Managed Futures Strategy Fund
	Six Months Ended	For the
	December 31, 2015	Year Ended
	(Unaudited)	June 30, 2015

INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$(1,842,670)	$(4,398,467)
Net realized gain/(loss) on investments and swaps	2,982,821	25,922,459
Distributions from underlying investment companies
Net change in unrealized appreciation/(depreciation) on investments and swaps	3,015,375	(3,036,941)
Net increase/(decrease) in net assets resulting from operations	4,155,526	18,487,051

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(8,236,602)	—
Class C	(1,506,367)	—
Class I	(7,774,248)	—
Class O	(178,332)	—
Total distributions to shareholders	(17,695,549)	—

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	23,777,449	19,623,604
Class C	1,608,991	5,871,545
Class I	13,646,123	41,829,434
Class O	211,676	1,403,811
Net asset value of shares issued in reinvestment of distributions:
Class A	3,972,767	—
Class C	1,160,095	—
Class I	4,859,746	—
Class O	175,069	—
Redemption fee proceeds:
Class A	502	9,113
Class C	100	1,801
Class I	512	12,247
Class O	11	199
Payments for shares redeemed:
Class A	(16,139,192)	(54,676,081)
Class C	(1,983,685)	(7,092,654)
Class I	(43,599,272)	(91,229,441)
Class O	(260,957)	(312,706)
Net decrease from shares of beneficial interest transactions	(12,570,065)	(84,559,128)

NET DECREASE IN NET ASSETS	(26,110,088)	(66,072,077)

NET ASSETS
Beginning of Period	219,283,578	285,355,655
End of Period *	$193,173,490	$219,283,578
* Includes accumulated net investment income (loss) of:	$(1,456,016)	$17,694,218

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Altegris Managed Futures Strategy Fund
	Six Months Ended	For the
	December 31, 2015	Year Ended
	(Unaudited)	June 30, 2015
SHARE ACTIVITY
Class A:
Shares Sold	2,499,224	2,026,141
Shares Reinvested	442,895	—
Shares Redeemed	(1,694,800)	(5,819,187)
Net increase (decrease) in shares of beneficial interest outstanding	1,247,320	(3,793,046)

Class C:
Shares Sold	174,533	627,441
Shares Reinvested	133,344	—
Shares Redeemed	(216,318)	(766,104)
Net increase (decrease) in shares of beneficial interest outstanding	91,559	(138,663)

Class I:
Shares Sold	1,415,674	4,372,503
Shares Reinvested	535,804	—
Shares Redeemed	(4,518,394)	(9,478,150)
Net increase in shares of beneficial interest outstanding	(2,566,916)	(5,105,647)

Class O:
Shares Sold	21,842	143,515
Shares Reinvested	19,539	—
Shares Redeemed	(27,153)	(32,431)
Net increase (decrease) in shares of beneficial interest outstanding	14,228	111,084

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Futures Evolution Strategy Fund Class A
	Six Months Ended		Period Ended		Year Ended	Year Ended
	December 31, 2015		June 30,		September 30,	September 30,		Period Ended
	(Unaudited)		2015 *		2014	2013		September 30, 2012 (1)

Net asset value, beginning of period	$10.68		$10.73		$9.25	$9.85		$10.00
Income (loss) from investment operations:
Net investment income (loss) (2)	0.06		0.11		0.10	(0.01)		(0.10)
Net realized and unrealized gain (loss) on investments	0.47		1.06		1.53	(0.55)		—
Total from investment operations	0.53		1.17		1.63	(0.56)		(0.10)
Less distributions from:
Net investment income	(0.78)		(1.22)		(0.15)	(0.02)		(0.05)
Net realized gains	—		—		—	(0.02)		—
Total distributions	(0.78)		(1.22)		(0.15)	(0.04)		(0.05)
Redemption fees collected (3)	0.00		0.00		0.00	0.00		0.00
Net asset value, end of period	$10.43		$10.68		$10.73	$9.25		$9.85
Total return (4)	4.99	% (5)	11.02	% (5)	17.79%	(5.68	)% (6)	(1.04	)% (5,6)
Net assets, at end of period (000s)	$70,169		$59,517		$30,795	$73,686		$64,613
Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	1.98	% (8)	1.98	% (8)	2.08%	2.45%		3.88	% (8)
Ratio of net expenses to average net assets (10)	1.94	% (8)	1.94	% (8)	1.94%	2.38%		3.72	% (8)
Ratio of net investment income to average net assets (11)	1.04	% (8)	1.27	% (8)	1.04%	(0.08)		(1.13	)% (8)
Portfolio Turnover Rate	15	% (5)	68	% (5)	97%	82%		99	% (5)

* For the period October 1, 2014 through June 30, 2015.

(1) Class A commenced operations on October 31, 2011.

(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3) Represents less than $0.01 per share.

(4) Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5) Not annualized.

(6) Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8) Annualized for periods less than one full year.

(9) Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited (7)	1.98	% (8)	1.98	% (8)	2.08%	2.29%		2.41	% (8)

(10) Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited	1.94	% (8)	1.94	% (8)	1.94%	2.23%		2.25	% (8)

(11) Ratio of net investment income to average net assets excluding the expenses and income of AFES Fund Limited	1.02	% (8)	1.26	% (8)	1.04%	0.06%		0.36	% (8)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Futures Evolution Strategy Fund Class C
	Six Months Ended		Period Ended		Year Ended	Year Ended
	December 31, 2015		June 30,		September 30,	September 30,		Period Ended
	(Unaudited)		2015 *		2014	2013		September 30, 2012 (1)

Net asset value, beginning of period	$10.57		$10.63		$9.18	$9.83		$10.13
Income (loss) from investment operations:
Net investment income (loss) (2)	0.02		0.04		0.03	(0.08)		(0.12)
Net realized and unrealized gain (loss) on investments	0.47		1.07		1.50	(0.55)		(0.18)
Total from investment operations	0.49		1.11		1.53	(0.63)		(0.30)
Less distributions from:
Net investment income	(0.69)		(1.17)		(0.08)	(0.00	) (3)	(0.00	) (3)
Net realized gains	—		—		—	(0.02)		—
Total distributions	(0.69)		(1.17)		(0.08)	(0.02)		0.00	(3)
Redemption fees collected (3)	0.00		0.00		0.00	0.00		0.00
Net asset value, end of period	$10.37		$10.57		$10.63	$9.18		$9.83
Total return (4)	4.57	% (5)	10.46	% (5)	16.82%	(6.42	)% (6)	(2.93	)% (5,6)
Net assets, at end of period (000s)	$24,486		$20,459		$7,274	$6,932		$2,630
Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	2.73	% (8)	2.73	% (8)	2.83%	3.20%		4.63	% (8)
Ratio of net expenses to average net assets (10)	2.69	% (8)	2.69	% (8)	2.69%	3.13%		4.47	% (8)
Ratio of net investment income to average net assets (11)	0.30	% (8)	0.52	% (8)	0.29%	(0.83)%		(1.95	)% (8)
Portfolio Turnover Rate	15	% (5)	68	% (5)	97%	82%		99	% (5)

* For the period October 1, 2014 through June 30, 2015.

(1) Class C Shares commenced operations on February 16, 2012.

(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3) Represents less than $0.01 per share.

(4) Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5) Not annualized.

(6) Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8) Annualized for periods less than one full year.

(9) Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited (7)	2.73	% (8)	2.73	% (8)	2.83%	3.04%		3.16	% (8)

(10) Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited	2.69	% (8)	2.69	% (8)	2.69%	2.98%		3.00	% (8)

(11) Ratio of net investment income to average net assets excluding the expenses and income of AFES Fund Limited	0.27	% (8)	0.52	% (8)	0.29%	(0.69)%		(0.48	)% (8)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Futures Evolution Strategy Fund Class I
	Six Months Ended		Period Ended		Year Ended		Year Ended
	December 31, 2015		June 30,		September 30,		September 30,		Period Ended
	(Unaudited)		2015 *		2014		2013		September 30, 2012 (1)

Net asset value, beginning of period	$10.70		$10.75		$9.27		$9.86		$10.00
Income (loss) from investment operations:
Net investment income (loss) (2)	0.07		0.13		0.13		0.02		(0.07)
Net realized and unrealized gain (loss) on investments	0.46		1.06		1.53		(0.55)		(0.01)
Total from investment operations	0.53		1.19		1.66		(0.53)		(0.08)
Less distributions from:
Net investment income	(0.81)		(1.24)		(0.18)		(0.04)		(0.06)
Net realized gains	—		—		—		(0.02)		—
Total distributions	(0.81)		(1.24)		(0.18)		(0.06)		(0.06)
Redemption fees collected (3)	0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$10.42		$10.70		$10.75		$9.27		$9.86
Total return (4)	5.11	% (5)	11.20	% (5)	18.07	% (6)	(5.44	)% (6)	(0.77	)% (5,6)
Net assets, at end of period (000s)	$292,187		$344,564		$201,388		$162,008		$94,992
Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	1.72	% (8)	1.74	% (8)	1.83%		2.20%		3.63	% (8)
Ratio of net expenses to average net assets (10)	1.69	% (8)	1.69	% (8)	1.69%		2.13%		3.47	% (8)
Ratio of net investment income to average net assets (11)	1.32	% (8)	1.51	% (8)	1.29%		0.17%		(0.79	)% (8)
Portfolio Turnover Rate	15	% (5)	68	% (5)	97%		82%		99	% (5)

* For the period October 1, 2014 through June 30, 2015.

(1) Class I commenced operations on October 31, 2011.

(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3) Represents less than $0.01 per share.

(4) Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5) Not annualized.

(6) Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8) Annualized for periods less than one full year.

(9) Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited (7)	1.72	% (8)	1.74	% (8)	1.83%		2.04%		2.16	% (8)

(10) Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited	1.69	% (8)	1.69	% (8)	1.69%		1.98%		2.00	% (8)

(11) Ratio of net investment income to average net assets excluding the expenses and income of AFES Fund Limited	1.30	% (8)	1.50	% (8)	1.29%		0.31%		0.68	% (8)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Futures Evolution Strategy Fund Class N
	Six Months Ended		Period Ended		Year Ended	Year Ended
	December 31, 2015		June 30,		September 30,	September 30,		Period Ended
	(Unaudited)		2015 *		2014	2013		September 30, 2012 (1)

Net asset value, beginning of period	$10.67		$10.72		$9.25	$9.84		$10.00
Income (loss) from investment operations:
Net investment income (loss) (2)	0.06		0.11		0.10	(0.01)		(0.11)
Net realized and unrealized gain (loss) on investments	0.49		1.06		1.52	(0.54)		—
Total from investment operations	0.55		1.17		1.62	(0.55)		(0.11)
Less distributions from:
Net investment income	(0.80)		(1.22)		(0.15)	(0.02)		(0.05)
Net realized gains	—		—		—	(0.02)		—
Total distributions	(0.80)		(1.22)		(0.15)	(0.04)		(0.05)
Redemption fees collected (3)	0.00		0.00		0.00	0.00		0.00
Net asset value, end of period	$10.42		$10.67		$10.72	$9.25		$9.84
Total return (4)	4.96	% (5)	11.04	% (5)	17.69%	(5.58	)% (6)	(1.15	)% (5,6)
Net assets, at end of period (000s)	$79,019		$67,179		$43,434	$56,717		$89,002
Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	1.98	% (8)	1.99	% (8)	2.08%	2.45%		3.88	% (8)
Ratio of net expenses to average net assets (10)	1.94	% (8)	1.94	% (8)	1.94%	2.38%		3.72	% (8)
Ratio of net investment income to average net assets (11)	1.04	% (8)	1.27	% (8)	1.04%	(0.08)%		(1.22	)% (8)
Portfolio Turnover Rate	15	% (5)	68	% (5)	97%	82%		99	% (5)

* For the period October 1, 2014 through June 30, 2015.

(1) Class N commenced operations on October 31, 2011.

(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3) Represents less than $0.01 per share.

(4) Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5) Not annualized.

(6) Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8) Annualized for periods less than one full year.

(9) Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited (7)	1.98	% (8)	1.99	% (8)	2.08%	2.29%		2.41	% (8)

(10) Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited	1.94	% (8)	1.94	% (8)	1.94%	2.23%		2.25	% (8)

(11) Ratio of net investment income to average net assets excluding the expenses and income of AFES Fund Limited	1.01	% (8)	1.26	% (8)	1.04%	0.06%		0.25	% (8)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Macro Strategy Fund Class A
	Six Months Ended		Period Ended		Year Ended		Year Ended		Year Ended
	December 31, 2015		June 30,		March 31,		March 31,		March 31,		Period Ended
	(Unaudited)		2015 *		2015		2014		2013		March 31, 2012 (1)

Net asset value, beginning of period	$8.29		$8.91		$7.97		$8.70		$9.55		$10.00
Income (loss) from investment operations:
Net investment income loss (2)	(0.04)		(0.03)		(0.15)		(0.16)		(0.25)		(0.36)
Net realized and unrealized gain (loss) on investments	(0.13)		(0.59)		1.09		(0.57)		(0.60)		(0.09)
Total from investment operations	(0.17)		(0.62)		0.94		(0.73)		(0.85)		(0.45)
Less distributions from:
Net investment income	(1.25)		—		—		—		—		—
Net realized gains	—		—		—		—		—		—
Total distributions	(1.25)		—		—		—		—		—
Redemption fees collected (3)	0.00		0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$6.87		$8.29		$8.91		$7.97		$8.70		$9.55
Total return (4)	(2.15	)% (5)	(6.96	)% (5)	11.79%		(8.39)%		(8.90	)% (6)	(4.50	)% (5,6)
Net assets, at end of period (000s)	$4,037		$4,980		$5,050		$9,695		$44,037		$62,656
Ratios including the expenses and income of AGMS Fund Limited:
Ratio of gross expenses to average net assets (7,10)	2.35	% (8,9)	2.43	% (8,9)	2.17	% (9)	2.08	% (9)	2.92	% (9)	4.75	% (8)
Ratio of net expenses to average net assets (11)	1.94	% (8,9)	1.94	% (8,9)	1.94	% (9)	1.95	% (9)	2.82	% (9)	4.54	% (8)
Ratio of net investment loss to average net assets (12)	(0.87	)% (8,9)	(1.26	)% (8,9)	(1.85	)% (9)	(1.89	) (9)	(2.68	) (9)	(4.43	)% (8)
Portfolio Turnover Rate	31	% (5)	100	% (5)	349%		178%		79%		0	% (5)

* For the period April 1, 2015 through June 30, 2015.

(1) Class A commenced operations on June 1, 2011.

(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3) Represents less than $0.01 per share.

(4) Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5) Not annualized.

(6) Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8) Annualized for periods less than one full year.

(9) The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(10) Ratio of gross expenses to average net assets excluding the expenses and income of AGMS Fund Limited (7)	2.35	% (8,9)	2.43	% (8,9)	2.17	% (9)	2.08	% (9)	2.04	% (9)	2.16	% (8)

(11) Ratio of net expenses to average net assets excluding the expenses and income of AGMS Fund Limited	1.94	% (8,9)	1.94	% (8,9)	1.94	% (9)	1.95	% (9)	1.95	%(9)	1.95	% (8)

(12) Ratio of net investment income to average net assets excluding the expenses and income of AGMS Fund Limited	(0.89	)% (8,9)	(1.27	)% (8,9)	(1.85	)% (9)	(1.89	)% (9)	(1.83	)% (8,9)	(1.84	)% (8)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Macro Strategy Fund Class C
	Six Months Ended		Period Ended		Year Ended		Year Ended		Year Ended
	December 31, 2015		June 30,		March 31,		March 31,		March 31,		Period Ended
	(Unaudited)		2015 *		2015		2014		2013		March 31, 2012 (1)

Net asset value, beginning of period	$8.07		$8.69		$7.83		$8.61		$9.53		$9.95
Income (loss) from investment operations:
Net investment loss (2)	(0.07)		(0.04)		(0.21)		(0.22)		(0.31)		(0.22)
Net realized and unrealized gain (loss) on investments	(0.12)		(0.58)		1.07		(0.56)		(0.61)		(0.20)
Total from investment operations	(0.19)		(0.62)		0.86		(0.78)		(0.92)		(0.42)
Less distributions from:
Net investment income	(1.23)		—		—		—		—	(3)	—	(3)
Net realized gains	—		—		—		—		—		—
Total distributions	(1.23)		—		—		—		—	(3)	—	(3)
Redemption fees collected (3)	0.00		0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$6.65		$8.07		$8.69		$7.83		$8.61		$9.53
Total return (4)	(2.45	)% (5)	(7.13	)% (5)	10.98%		(9.06)%		(9.65	)% (6)	(4.22	)% (5,6)
Net assets, at end of period (000s)	$1,738		$2,192		$2,398		$2,902		$5,009		$2,735
Ratios including the expenses and income of AGMS Fund Limited:
Ratio of gross expenses to average net assets (6,9)	3.10	% (7,8)	3.18	% (7,8)	2.92	% (8)	2.83	% (8)	3.67	% (8)	5.50	% (7)
Ratio of net expenses to average net assets (10)	2.69	% (7,8)	2.69	% (7,8)	2.69	% (8)	2.70	% (8)	3.57	% (8)	5.29	% (7)
Ratio of net investment loss to average net assets (11)	(1.63	)% (7,8)	(2.02	)% (7,8)	(2.60	)% (8)	(2.64	)% (8)	(3.43	)% (8)	(5.17	)% (7)
Portfolio Turnover Rate	31	% (5)	100	% (5)	349%		178%		79%		0	% (5)

* For the period April 1, 2015 through June 30, 2015.

(1) Class C Shares commenced operations on October 20, 2011.

(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3) Represents less than $0.01 per share.

(4) Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5) Not annualized.

(6) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7) Annualized for periods less than one full year.

(8) The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(9) Ratio of gross expenses to average net assets excluding the expenses and income of AGMS Fund Limited (6)	3.10	% (7,8)	3.18	% (7,8)	2.92	% (8)	2.83	% (8)	2.79	% (8)	2.91	% (7)

(10) Ratio of net expenses to average net assets excluding the expenses and income of AGMS Fund Limited	2.69	% (7,8)	2.69	% (7,8)	2.69	% (8)	2.70	% (8)	2.70	% (8)	2.70	% (7)

(11) Ratio of net investment income to average net assets excluding the expenses and income of AGMS Fund Limited	(1.65	)% (7,8)	(2.03	)% (7,8)	(2.60	)% (8)	(2.64	)% (8)	(2.58	)% (8)	(2.59	)% (7)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris Macro Strategy Fund - Class I (1)
	Six Months Ended
	December 31, 2015		Period Ended		Year Ended		Year Ended		Year Ended		Period Ended
	(Unaudited)		June 30, 2015 *		March 31, 2015		March 31, 2014		March 31, 2013		March 31, 2012

Net asset value, beginning of year/period	$8.37		$9.00		$8.03		$8.74		$9.57		$10.00
Income (loss) from investment operations:
Net investment loss (2)	(0.03)		(0.02)		(0.13)		(0.14)		(0.23)		(0.34)
Net realized and unrealized gain/(loss) on investments	(0.12)		(0.61)		1.10		(0.57)		(0.60)		(0.09)
Total from investment operations	(0.15)		(0.63)		0.97		(0.71)		(0.83)		(0.43)
Less distributions from:
Net investment income	(1.26)		—		—		—		—		—
Net realized gains	—		—		—		—		—		—
Total distributions	(1.26)		—		—		—		—		—
Redemption fees collected (3)	0.00		0.00		0.00		0.00		0.00		0.00
Net asset value, end of year/period	$6.96		$8.37		$9.00		$8.03		$8.74		$9.57
Total return (4)	(2.06	)% (5)	(7.00	)% (5)	12.08%		(8.12)%		(8.67)%		(4.30	)% (5,6)
Net assets, at end of year/period (000s)	$21,706		$35,696		$50,963		$96,003		$168,971		$167,290
Ratios including the expenses and income of AGMS Fund Limited:
Ratio of gross expenses to average net assets (7,10)	2.09	% (8,9)	2.15	% (8,9)	1.92	% (9)	1.83	% (9)	2.67	% (9)	4.50	% (8)
Ratio of net expenses to average net assets (11)	1.69	% (8,9)	1.69	% (8,9)	1.69	% (9)	1.70	% (9)	2.57	% (9)	4.29	% (8)
Ratio of net investment loss to average net assets (12)	(0.68	)(8,9)	(1.01	)% (8,9)	(1.60	)% (9)	(1.64	)% (9)	(2.43	)% (9)	(4.19	)% (8)
Portfolio Turnover Rate	31	% (5)	100	% (5)	349%		178%		79%		0	% (5)

* For the period April 1, 2015 to June 30, 2015

(1) Class I shares commenced operations on June 1, 2011.

(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3) Represents less than $0.01 per share.

(4) Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5) Not annualized.

(6) Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8) Annualized for periods less than one full year.

(9) The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(10) Ratio of gross expenses to average net assets excluding the expenses and income of AGMS Fund Limited: (7)	2.09	% (8,9)	0.00	% (8,9)	1.92	% (9)	1.83	% (9)	1.79	% (9)	1.91	% (8)

(11) Ratio of net expenses to average net assets excluding the expenses and income of AGMS Fund Limited:	1.69	% (8,9)	0.00	% (8,9)	1.69	% (9)	1.70	% (9)	1.70	% (9)	1.70	% (8)

(12) Ratio of net investment loss to average net assets excluding the expenses and income of AGMS Fund Limited:	(0.70	) (8,9)	(1.02	)% (8,9)	(1.60	)% (9)	(1.64	)% (9)	(1.58	)% (9)	(1.60	)% (8)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris Macro Strategy Fund - Class N (1)
	Six Months Ended
	December 31, 2015		Period Ended		Year Ended		Year Ended		Year Ended		Period Ended
	(Unaudited)		June 30, 2015 *		March 31, 2015		March 31, 2014		March 31, 2013		March 31, 2012

Net asset value, beginning of year	$8.28		$8.91		$7.97		$8.69		$9.55		$10.00
Income (loss) from investment operations:
Net investment loss (2)	(0.04)		(0.03)		(0.15)		(0.16)		(0.25)		(0.36)
Net realized and unrealized gain/(loss) on investments	(0.12)		(0.60)		1.09		(0.56)		(0.61)		(0.09)
Total from investment operations	(0.16)		(0.63)		0.94		(0.72)		(0.86)		(0.45)
Less distributions from:
Net investment income	(1.25)		—		—		—		—		—
Net realized gains	—		—		—		—		—		—
Total distributions	(1.25)		—		—		—		—		—
Redemption fees collected (3)	0.00		0.00		0.00		0.00		0.00		0.00
Net asset value, end of year	$6.87		$8.28		$8.91		$7.97		$8.69		$9.55
Total return (4)	(2.15	)% (5)	(7.07	)% (5)	11.79%		(8.29)%		(9.01)%		(4.50	)% (5)
Net assets, at end of year (000s)	$24,351		$27,523		$26,672		$41,454		$116,830		$97,095
Ratios including the expenses and income of AGMS Fund Limited:
Ratio of gross expenses to average net assets (6,9)	2.35	% (7,8)	2.42	% (7,8)	2.17	% (7)	2.08	% (7)	2.92	% (7)	4.75	% (8)
Ratio of net expenses to average net assets (10)	1.94	% (7,8)	1.94	% (7,8)	1.94	% (7)	1.95	% (7)	2.82	% (7)	4.54	% (8)
Ratio of net investment loss to average net assets (11)	(0.88	)% (7,8)	(1.27	)% (7,8)	(1.85	)% (7)	(1.89	)% (7)	(2.68	)% (7)	(4.44	)% (8)
Portfolio Turnover Rate	31	% (5)	100	% (5)	349%		178%		79%		0	% (5)

* For the period April 1, 2015 to June 30, 2015

(1) Class N shares commenced operations on June 1, 2011.

(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3) Represents less than $0.01 per share.

(4) Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5) Not annualized.

(6) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7) The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8) Annualized for periods less than one full year.

(9) Ratio of gross expenses to average net assets excluding the expenses and income of AGMS Fund Limited: (6)	2.35	% (7,8)	2.42	% (7,8)	2.17	% (7)	2.08	% (7)	2.04	% (7)	2.16	% (8)

(10) Ratio of net expenses to average net assets excluding the expenses and income of AGMS Fund Limited:	1.94	% (7,8)	1.94	% (7,8)	1.94	% (7)	1.95	% (7)	1.95	% (7)	1.95	% (8)

(11) Ratio of net investment loss to average net assets excluding the expenses and income of AGMS Fund Limited:	(0.90	)% (7,8)	(1.27	)% (7,8)	(1.85	)% (7)	(1.89	)% (7)	(1.83	)% (7)	(1.86	)% (8)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris Managed Futures Strategy Fund - Class A
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Period Ended
	December 31, 2015		June 30,		June 30,		June 30,		June 30,	June 30,
	(Unaudited)		2015		2014		2013		2012	2011 (1)

Net asset value, beginning of year	$9.51		$8.91		$8.98		$9.63		$9.61	$10.00
Income (loss) from investment operations:
Net investment loss (2)	(0.09)		(0.17)		(0.16)		(0.22)		(0.43)	(0.31)
Net realized and unrealized gain/(loss) on investments	0.28		0.77		0.09		(0.43)		0.45	(0.05)
Total from investment operations	0.19		0.60		(0.07)		(0.65)		0.02	(0.36)
Less distributions from:
Net investment income	(0.84)		—		—		—		—	(0.03)
Net realized gains	—		—		—		—		—	(0.00	) (3)
Total distributions	(0.84)		—		—		—		—	(0.03)
Redemption fees collected (3)	0.00		0.00		0.00		0.00		0.00	0.00
Net asset value, end of year	$8.86		$9.51		$8.91		$8.98		$9.63	$9.61
Total return (4)	1.86	% (5)	6.73%		(0.78)%		(6.75)%		0.21%	(3.58	)% (5,6)
Net assets, at end of year (000s)	$93,312		$88,326		$116,598		$275,579		$514,983	$368,155
Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (7,10)	1.99	% (8,9)	1.99	% (9)	2.01	% (9)	2.48	% (9)	4.54%	3.90	% (8)
Ratio of net expenses to average net assets (11,12)	1.90	% (8,9)	1.90	% (9)	1.90	% (9)	2.42	% (9)	4.55%	3.86	% (8)
Ratio of net investment loss to average net assets (13)	(1.77	)% (8,9)	(1.79	)% (9)	(1.79	)% (9)	(2.30	)% (9)	(4.42)%	(3.67	)% (8)
Portfolio Turnover Rate	111	% (5)	179%		346%		277%		0%	333	% (5)

(1) Class A shares commenced operations on August 26, 2010.

(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3) Represents less than $0.01 per share.

(4) Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5) Not annualized.

(6) Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8) Annualized for periods less than one full year.

(9) The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(10) Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (7)	1.99	% (8,9)	1.99	% (9)	2.01	% (9)	1.96	% (9)	1.94%	2.04	% (8)

(11) The Fund’s expense ratios may differ from the Expense Limitation Agreement, reported in the prospectus, as it was amended on November 13, 2013. See Note 5

(12) Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited:	1.90	% (8,9)	1.90	% (9)	1.90	% (9)	1.90	% (9)	1.95%	2.00	% (8)

(13) Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited:	(1.79	)% (8,9)	(1.79	)% (9)	(1.80	)% (9)	(1.79	)% (9)	(1.83)%	(1.82	)% (8)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris Managed Futures Strategy Fund - Class C
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	December 31, 2015		June 30,		June 30,		June 30,		June 30,		June 30,
	(Unaudited)		2015		2014		2013		2012		2011 (1)

Net asset value, beginning of year	$9.21		$8.70		$8.83		$9.54		$9.59		$10.53
Income (loss) from investment operations:
Net investment loss (2)	(0.12)		(0.23)		(0.22)		(0.29)		(0.50)		(0.18)
Net realized and unrealized gain/(loss) on investments	0.35		0.74		0.09		(0.42)		0.45		(0.76)
Total from investment operations	0.23		0.51		(0.13)		(0.71)		(0.05)		(0.94)
Less distributions from:
Net investment income	(0.86)		—		—		—		—		—
Net realized gains	—		—		—		—		—		—
Total distributions	(0.86)		—		—		—		—		—
Redemption fees collected (3)	0.00		0.00		0.00		0.00		0.00		0.00
Net asset value, end of year	$8.58		$9.21		$8.70		$8.83		$9.54		$9.59
Total return (4)	1.40	% (5)	5.86%		(1.47)%		(7.44	)% (6)	(0.52	)% (6)	(8.93	)% (5)
Net assets, at end of year (000s)	$17,813		$18,268		$18,457		$24,838		$24,692		$11,002
Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (7,10)	2.74	% (8,9)	2.74	% (9)	2.76	% (9)	3.23	% (9)	5.29%		4.67	% (8)
Ratio of net expenses to average net assets (11,12)	2.65	% (8,9)	2.65	% (9)	2.65	% (9)	3.17	% (9)	5.30%		4.61	% (8)
Ratio of net investment loss to average net assets (13)	(2.52	)% (8,9)	(2.54	)% (9)	(2.54	)% (9)	(3.05	)% (9)	(5.17)%		(4.48	)% (8)
Portfolio Turnover Rate	111	% (5)	179%		346%		277%		0%		333	% (5)

(1) Class C Shares commenced operations on February 1, 2011.

(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3) Represents less than $0.01 per share.

(4) Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5) Not annualized.

(6) Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8) Annualized for periods less than one full year.

(9) The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(10) Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (7)	2.74	% (8,9)	2.74	% (9)	2.76	% (9)	2.71	% (9)	2.69%		2.80	% (8)

(11) The Fund’s expense ratios may differ from the Expense Limitation Agreement, reported in the prospectus, as it was amended on November 13, 2013. See Note 5

(12) Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited:	2.65	% (8,9)	2.65	% (9)	2.65	% (9)	2.65	% (9)	2.70%		2.75	% (8)

(13) Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited:	(2.54	)% (8,9)	(2.54	)% (9)	(2.55	)% (9)	(2.54	)% (9)	(2.58)%		(2.64	)% (8)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris Managed Futures Strategy Fund - Class I
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Period Ended
	December 31, 2015		June 30,		June 30,		June 30,		June 30,	June 30,
	(Unaudited)		2015		2014		2013		2012	2011 (1)

Net asset value, beginning of year	$9.62		$8.99		$9.04		$9.67		$9.63	$10.00
Income (loss) from investment operations:
Net investment loss (2)	(0.07)		(0.15)		(0.14)		(0.20)		(0.41)	(0.29)
Net realized and unrealized gain/(loss) on investments	0.18		0.78		0.09		(0.43)		0.45	(0.04)
Total from investment operations	0.11		0.63		(0.05)		(0.63)		0.04	(0.33)
Less distributions from:
Net investment income	(0.77)		—		—		—		—	(0.04)
Net realized gains	—		—		—		—		—	(0.00	) (3)
Total distributions	(0.77)		—		—		—		—	(0.04)
Redemption fees collected (3)	0.00		0.00		0.00		0.00		0.00	0.00
Net asset value, end of year	$8.96		$9.62		$8.99		$9.04		$9.67	$9.63
Total return (4)	2.00	% (5)	7.01%		0.55%		(6.51)%		0.42%	(3.34	)% (5)
Net assets, at end of year (000s)	$80,054		$110,681		$149,407		$530,964		$498,214	$388,542
Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (6,9)	1.73	% (7,8)	1.74	% (8)	1.76	% (8)	2.23	% (8)	4.29%	3.63	% (7)
Ratio of net expenses to average net assets (10,11)	1.65	% (7,8)	1.65	% (8)	1.65	% (8)	2.17	% (8)	4.30%	3.60	% (7)
Ratio of net investment loss to average net assets (12)	(1.53	)% (7,8)	(1.54	)% (8)	(1.54	)% (8)	(2.05	)% (8)	(4.17)%	(3.37	)% (7)
Portfolio Turnover Rate	111	% (5)	179%		346%		277%		0%	333	% (5)

(1) Class I shares commenced operations on August 26, 2010.

(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3) Represents less than $0.01 per share.

(4) Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5) Not annualized.

(6) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7) Annualized for periods less than one full year.

(8) The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(9) Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (6)	1.73	% (7,8)	1.74	% (8)	1.76	% (8)	1.71	% (8)	1.69%	1.78	% (7)

(10) The Fund’s expense ratios may differ from the Expense Limitation Agreement, reported in the prospectus, as it was amended on November 13, 2013. See Note 5

(11) Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited:	1.65	% (7,8)	1.65	% (8)	1.65	% (8)	1.65	% (8)	1.70%	1.75	% (7)

(12) Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited:	(1.54	)% (7,8)	(1.54	)% (8)	(1.55	)% (8)	(1.54	)% (8)	(1.58)%	(1.53	)% (7)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris Managed Futures Strategy Fund - Class O
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2015		June 30,	June 30,	June 30,
	(Unaudited)		2015	2014	2013 (1)

Net asset value, beginning of year	$9.51		$8.91	$8.98	$9.52
Income (loss) from investment operations:
Net investment loss (2)	(0.09)		(0.17)	(0.16)	(0.07)
Net realized and unrealized gain/(loss) on investments	0.27		0.77	0.09	(0.47)
Total from investment operations	0.18		0.60	(0.07)	(0.54)
Less distributions from:
Net investment income	(0.85)		—	—	—
Net realized gains	—		—	—	—
Total distributions	(0.85)		—	—	—
Redemption fees collected	0.00	(3)	0.00 (3)	0.00 (3)	—
Net asset value, end of year	$8.84		$9.51	$8.91	$8.98
Total return (4)	1.73	% (5)	6.73%	(0.78)%	(5.67	)% (5)
Net assets, at end of year (000s)	$1,995		$2,009	$893	$349
Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (6,7,9)	1.99	% (8)	1.97%	2.01%	2.48	% (8)
Ratio of net expenses to average net assets (7,10)	1.90	% (8)	1.90%	1.90%	2.42	% (8)
Ratio of net investment loss to average net assets (7,11)	(1.77	)% (8)	(1.80)%	(1.79)%	(2.30	)% (8)
Portfolio Turnover Rate	111	% (5)	179%	346%	277	% (5)

(1) Class O shares commenced operations on March 13, 2013.

(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3) Represents less than $0.01 per share.

(4) Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5) Not annualized.

(6) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7) The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8) Annualized for periods less than one full year.

(9) Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (6,7)	1.99	% (8)	1.97%	2.01%	1.95	% (8)

(10) Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (7)	1.90	% (8)	1.90%	1.90%	1.90	% (8)

(11) Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited: (7)	(1.79	)% (8)	(1.80)%	(1.80)%	(1.79	)% (8)

See accompanying notes to consolidated financial statements.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2015 (Unaudited)

1.	ORGANIZATION AND CONSOLIDATION OF SUBSIDIARY

The Altegris Futures Evolution Strategy Fund, Altegris Macro Strategy Fund, and Altegris Managed Futures Strategy Fund (each a “Fund” and collectively the “Funds”) are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds’ commencement date, diversification status and investment objectives are as follows:

	Commencement Date	Diversification Status	Investment Objective
Altegris Futures Evolution Strategy Fund	October 31, 2011	Diversified	Long term capital appreciation
Altegris Macro Strategy Fund	June 1, 2011	Non-Diversified	Absolute returns
Altegris Managed Futures Strategy Fund	August 26, 2010	Diversified	Positive absolute returns in rising and falling equity markets

The Altegris Futures Evolution Strategy Fund (the “Futures Evolution Strategy Fund”) and The Altegris Macro Strategy Fund (the “Macro Strategy Fund”) offer Class A, Class C, Class I and Class N shares. The Altegris Managed Futures Strategy Fund (the “Managed Futures Strategy Fund”) offers Class A, Class C, Class I, and Class O shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of a Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase of up to 1.00% (the amount of the commissions paid on the shares redeemed). Class C, Class N, and Class O shares of the Funds are offered at their NAV without an initial sales charge. Purchases of $1,000,000 of more of Class C shares are subject to a CDSC of up to 1.00% on shares redeemed within 12 months of purchase. Class I shares of the Funds are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. All classes are subject to a 1.00% redemption fee on redemptions made with 30 days of the original purchase. Each share class of each Fund represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their consolidated financial statements. The policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”). The Funds operate as investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the year ended. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2015 (Unaudited)

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Options and futures shall be valued at the close price (typically at 4:00 P.M. Eastern Time) on the valuation date. Forward foreign exchange contracts are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2015 (Unaudited)

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015 for each Fund’s assets and liabilities measured at fair value:

FUTURES EVOLUTION STRATEGY FUND

Assets *	Level 1	Level 2	Level 3	Total
Unaffiliated Trading Companies	$—	$22,794,574	$—	$22,794,574
Structured Note	—	24,505,684	—	24,505,684
Bonds and Notes	—	307,809,381	—	307,809,381
Short-Term Investments	—	52,379,507	—	52,379,507
Swap Contract	—	1,888,856	—	1,888,856
Total	$—	$409,378,002	$—	$409,378,002

MACRO STRATEGY FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$16,315,017	$—	$—	$16,315,017
Unaffiliated Trading Companies	—	2,723,794	—	2,723,794
Structured Note	—	2,872,358	—	2,872,358
Bonds & Notes	—	950,106	—	950,106
Certificates of Deposit	—	1,360,000	—	1,360,000
Commercial Paper	—	2,049,814	—	2,049,814
Discount Agency Notes	—	12,113,273	—	12,113,273
U.S. Treasury Bills	—	4,795,661	—	4,795,661
Swaps	—	68,788	—	68,788
Total Assets:	$16,315,017	$26,933,794	$—	$43,248,811

Liabilities - Derivatives
Futures	$12,805	$—	$—	$12,805
Derivative Total	12,805	—	—	12,805
Total:	$16,302,212	$26,933,794	$—	$43,236,006

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2015 (Unaudited)

MANAGED FUTURES STRATEGY FUND

Assets *	Level 1	Level 2	Level 3	Total
Investments
Unaffiliated Trading Companies	$—	$8,721,407	$—	$8,721,407
Structured Notes	—	10,956,473	—	10,956,473
Short-Term Bonds	—	13,001,598	—	13,001,598
Certificates of Deposit	—	19,000,000	—	19,000,000
Commercial Paper	—	35,596,477	—	35,596,477
Discount Agency Notes	—	71,720,019	—	71,720,019
U.S. Treasury Bills	—	21,456,319	—	21,456,319
Derivatives
Swaps	$—	$559,799	$—	$559,799
Total Assets:	$—	$181,012,092	$—	$181,012,092

*	Refer to the Consolidated Portfolios of Investments for security classification.

There were no transfers between levels during the current period presented. It is the Funds’ policy to recognize transfers between levels at the end of the reporting period.

The Funds did not hold any Level 3 securities as of December 31, 2015.

Consolidation of Subsidiaries – The consolidated financial statements of Futures Evolution Strategy Fund with AFES Fund Limited (“AFES”), Macro Strategy Fund with AGMS Fund Limited (“AGMS”) and Managed Futures Strategy Fund with AMFS Fund Limited (“AMFS”) include the accounts of AGMS, AMFS and AFES, collectively the “CFCs”, as wholly-owned and controlled foreign corporation subsidiaries, in which each Fund may invest up to 25% of its total assets.

The CFCs invest in the global derivatives markets through the use of unaffiliated trading companies. The unaffiliated trading companies are incorporated as exempted companies under the Companies Law of the Cayman Islands on September 8, 2011. The unaffiliated trading companies use one or more “managed futures” programs in one or more private investment vehicles or commodity pools advised by one or more commodity trading advisors (“CTAs”) either registered or exempt for registration with the U.S. Commodity Futures Trading Commission. Managed Futures programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments. The investments in the unaffiliated trading companies are as follows:

CFC	Unaffiliated Trading Company
AFES	Futures Evolution Limited (“FEL”)
AGMS	Global Macro Strategy Limited (“GMSL”)
AMFS	Alternative Strategies Limited (“ASL”)

Altegris Advisors, L.L.C. (the “Advisor”) fair values AFES, AGMS, and AMFS investments daily based on the CTAs’ position information on a next-trading day basis. The Advisor applies current day pricing to the CTAs’ positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA. The Advisor receives a daily CTA estimated profit and loss figure from each CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to, reviewing current prices and speaking with the CTA. The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisor’s estimate or the CTA’s estimate. The Advisors fair value NAV is back reviewed daily and reviewed by the Fund’s fair valuation committee on a regular basis. For financial reporting purposes, at December 31, 2015, the NAV is calculated using the current market values of the Fund’s total consolidated assets as of the close of the regular trading session of the exchange or the close price, normally at 4 P.M. Eastern Time on each day the NYSE is open for business.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2015 (Unaudited)

A summary of each Fund’s investment in the CFCs is as follows:

	Inception Date of	AFES Net Assets at	% of Fund Net Assets at
	AFES	December 31, 2015	December 31, 2015
AFES	10/31/2011	$99,498,709	21.4%

	Inception Date of	AGMS Net Assets at	% of Fund Net Assets at
	AGMS	December 31, 2015	December 31, 2015
AGMS	4/13/2011	10,382,240	20.0%

	Inception Date of	AMFS Net Assets at	% Of Total Net Assets at
	AMFS	December 31, 2015	December 31, 2015
AMFS	09/11/10	$39,972,875	20.7%

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity in an ETF could result in it being more volatile than the underlying securities. Additionally, ETFs have fees and expenses that increase their costs versus the costs of owning the underlying securities directly.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with investments in foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid monthly for the Futures Evolution Strategy Fund, and annually for the Macro Strategy Fund and the Managed Futures Strategy Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2015 (Unaudited)

Federal Income Taxes – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Each Fund recognizes tax benefits only for tax positions where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for all open tax years (2012-2014) or expected to be taken in each Fund’s 2015 tax return. Each Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, AFES, AGMS and AMFS are exempted Cayman investment companies. AFES, AGMS, and AMFS have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AFES, AGMS and AMFS are CFCs and as such are not subject to U.S. income tax.

Expenses – Expenses of the Trust that are directly identifiable to a fund are charged to that fund. Expenses, which are not readily identifiable to a particular fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular, pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause the Funds to lose money. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2015 (Unaudited)

Futures Contracts – The Funds are each subject to equity price risk in the normal course of pursuing their investment objectives. Each Fund may sell futures contracts to hedge against market risk and to reduce return volatility. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Funds may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain a Funds volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Structured Notes – Structured notes are marked to market daily based upon market quotations and fair value estimates of the value of the reference asset, and in accordance with the Funds’ valuation policies. This valuation is a function of the valuation of the referenced assets, adjusted for any accruals and financing charges. The change in note value, if any, is recorded as unrealized gain or loss. Payments received or made upon note redemption or maturity are typically based on independent valuations of the reference asset(s) and are recorded as realized gain or loss. Purchasing such structured notes involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no independent valuation of the reference asset(s), that the issuer may default on its obligation to perform (possibly leading to a loss of principal) or disagree as to the meaning of contractual terms in the note documents, and that the return of the reference asset less the floating and/or fixed rate may be below expectations.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended December 31, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to the following:

	Purchases	Sales
Macro Strategy	$55,433,162	$89,856,161
Managed Futures	28,530,119	48,612,694
Futures Evolution	55,433,162	89,856,161

During the normal course of business, the Funds purchase and sell various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2015 (Unaudited)

Market Risk: The risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which a Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that a Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in each Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Each Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the schedule of investments.

Counterparty Risk: The Funds invest in derivative instruments issued for the Funds by Barclays Bank PLC (“Barclays”), a Barclays Product or other Counterparty’s products, as applicable (the “Product”). If Barclays or a counterparty becomes insolvent, it may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Barclays’ or any counterparty’s financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: The risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result the Funds may not be able to quickly liquidate their investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds do not anticipate any material losses as a result of liquidity risk.

Currency Risk: The Funds invest in financial instruments and enter into transactions that are denominated in currencies other than their functional currency. Consequently, each Fund is exposed to risks that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of each Fund’s assets or liabilities denominated in currencies other than the USD. Each Fund’s currency risk is managed on an ongoing basis by the various CTAs in accordance with policies and procedures in place and may consider hedging significant foreign currency exposure should the need arise.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on each Fund’s Consolidated Statement of Assets and Liabilities as of December 31, 2015:

Location on the Statement of Assets and Liabilities
Derivative Investment Type	Liability Derivatives
Total Return Swaps	Unrealized appreciation on Swap contracts
Futures Contracts	Unrealized depreciation on futures contracts

The following table sets forth the fair value of each Fund’s derivative contracts by primary risk exposure as of December 31, 2015:

	Futures Evolution		Managed Futures
	Strategy Fund	Macro Strategy Fund	Strategy Fund
Total Return Swaps	$1,888,856	$68,788	$559,799
Futures Contracts	—	(12,806)	—
	$1,888,856	$55,982	$559,799

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2015 (Unaudited)

The following is a summary of the location of derivative investments on each Fund’s Consolidated Statement of Operations for the six months ended December 31, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivative
Swaps	Net realized gain (loss) on swaps
Net change unrealized appreciation (depreciation) on swaps
Futures Contracts	Net realized gain (loss) from future contracts
Net change unrealized appreciation (depreciation) on future contracts

The effect of Derivative Instruments on the Consolidated Statement of Operations for the six months ended December 31, 2015:

FUTURES EVOLUTION

			Change in
			Unrealized
Contract Type/	Location of Gain or (Loss) On	Realized Gain	Appreciation
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity Risk	Net realized gain on swap contract	$10,842,144
Equity Risk	Net change in unrealized appreciation on swap contract		$8,252,498
Total		$10,842,144	$8,252,498

MACRO STRATEGY

			Change in
		Realized	Unrealized
Contract Type/	Location of Gain or (Loss) On	Gain/(Loss)	Appreciation
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity Risk	Net realized gain on swap contract	$1,643,538
Equity Risk	Net change in unrealized appreciation/(depreciation) on swap		$257,468

Commodity Risk	Net realized gain on future contract	$(231,673)
Equity Risk	Net realized gain on future contract	$(1,010,020)
Interest Rate Risk	Net realized gain on future contract	$27,715
Commodity Risk	Net change in unrealized appreciation/(depreciation) on future contracts		$18,737
Equity Risk	Net change in unrealized appreciation/(depreciation) on future contracts		$147,600
Interest Rate Risk	Net change in unrealized appreciation/(depreciation) on future contracts		$(23,622)
Total		$429,560	$400,183

MANAGED FUTURES

			Change in
			Unrealized
Contract Type/	Location of Gain or (Loss) On	Realized Gain	Appreciation
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity Risk	Net realized gain on swap contract	$2,767,609
Equity Risk	Net change in unrealized appreciation on swap contract		$1,558,777
Total		$2,767,609	$1,558,777

The notional value of the derivative instruments outstanding as of December 31, 2015 as disclosed in the Consolidated Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for a Fund.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2015 (Unaudited)

Offsetting of Financial Assets and Derivative Assets

The Funds’ policy is to recognize a net asset or liability equal to the unrealized on swap contracts. During the six months ended December 31, 2015, the Funds were not subject to any master netting arrangements.

4.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

Altegris Advisors, L.L.C., serves as the Funds’ investment advisor. The Advisor delegates managements of the Futures Evolution Strategy Fund’s Fixed Income strategy portfolio to DoubleLine Capital, L.P. who serves as the Fund’s sub-advisor (the “Sub-Advisor”). The Advisor delegates management of the Macro Strategy Fund’s portfolio to J.P. Morgan Investment Management, Inc., and Phase Capital LP, who each serve as a Sub-Advisor. The Advisor delegates management of the Managed Futures Strategy Fund’s Fixed Income strategy portfolio to J.P. Morgan Investment Management, Inc., who serves as the Sub-Advisor.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee computed and accrued daily and paid monthly, based on each Fund’s average daily net assets computed at the following annual rates: 1.50% on the first $1 billion, 1.40% on net assets greater than $1 billion and less than or equal to $1.5 billion, 1.30% on net assets greater than $1.5 billion and less than or equal to $2 billion, 1.20% on net assets greater than $2 billion and less than or equal to $2.5 billion, 1.10% on net assets greater than $2.5 billion and less than or equal to $3 billion and 1.00% on net assets greater than $3 billion. Pursuant to a sub-advisory agreement between the Advisor and each Sub-Advisor, the Sub-Advisors are entitled to receive, on a monthly basis, an annual sub-advisory fee on the fixed income portion of each Fund’s average daily net assets. The Sub-Advisors are paid by the Advisor not by the Funds. During the six months ended December 31, 2015, the Advisor earned the following in advisory fees:

ADVISORY FEES
Futures Evolution	$3,688,764
Macro Strategy	464,455
Managed Futures	1,606,035

Pursuant to a written agreement (the “Waiver Agreement”) the Advisor has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2016, to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses such as litigation expenses) will not exceed the amounts below (the “Expense Limitation”). The Board may terminate this expense reimbursement arrangement at any time upon 60 days’ notice to the Advisor.

	Class A	Class C	Class I	Class N
Futures Evolution Strategy Fund	1.94%	2.69%	1.69%	1.94%
Macro Strategy Fund	1.94%	2.69%	1.69%	1.94%

	Class A	Class C	Class I	Class O
Managed Futures Strategy Fund	1.90%	2.65%	1.65%	1.90%

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2015 (Unaudited)

During the six months ended December 31, 2015, the Advisor waived the following amounts:

WAIVED FEES
Macro Strategy	$126,194
Managed Futures	92,460
Futures Evolution	87,430

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its respective Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective Expense Limitation. If the Funds’ operating expenses subsequently exceed the respective expense limitation, the reimbursement for the Fund shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). Cumulative expenses previously waived or reimbursed subject to the aforementioned conditions will expire as presented in the table below:

FUTURES EVOLUTION		MANAGED FUTURES		MACRO STRATEGY
Sep-16	$197,198	Jun-16	$622,637	Mar-16	$349,782
Sep-17	386,313	Jun-17	571,492	Mar-17	314,040
Jun-18	158,179	Jun-18	230,827	Mar-18	260,180
	$741,690		$1,424,956	Jun-18	92,164
					$1,016,166

The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C, Class N, and Class O shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25%, 1.00%, 0.25%, and 0.25% of the average daily net assets attributable to Class A, Class C, Class N, and Class O shares, respectively. These fees are paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended December 31, 2015, pursuant to the Plans, the Funds incurred the following:

12b-1 Fees
	Macro Strategy	Managed Futures	Futures Evolution
Class A	$6,103	$114,471	$81,844
Class C	10,150	93,647	112,736
Class N	33,214	N/A	91,405
Class O	N/A	2,578	N/A

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C, Class I, Class N and Class O shares. During the six months ended December 31, 2015, the Distributor received underwriting commissions for sales of Class A and Class C shares, respectively. The amounts of underwriting commissions received from the Funds and retained by the Distributor are as follows:

	Received		Retained
	Class A	Class C	Class A	Class C
Futures Evolution	$149,022	$46,708	$21,730	$3,014
Macro Strategy	744	847	106	150
Managed Futures	17,817	10,397	2,538	30

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2015 (Unaudited)

The administration of FEL, GMSL and ASL is performed by Maples Fund Services (Cayman) Limited (the “Administrator”). Pursuant to the terms of the Administration Agreement with FEL, the Administrator receives a recurring fee accrued on a twice a week basis as a percentage of the net asset value of FEL, GMSL and ASL prior to subscriptions issued, and before any management fees accrued.

The Funds are part of a series of Altegris Mutual Funds (“Family”) comprised of the Funds, Altegris Equity Long Short Fund, Altegris Fixed Income Long Short Fund, Altegris Multi-Strategy Alternative Fund and Altegris AACA Real Estate Long Short Fund. The Family shares the minimum annual fees based on a percentage of the average net assets of each fund.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”): GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

Northern Lights Compliance Services, LLC (“NLCS”): NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”): Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the respective Fund in which the short-term redemption fee occurs. For the six months ended December 31, 2015, redemption fees for the Funds were as follows:

	Macro Strategy	Managed Futures	Futures Evolution
Class A	$41	$502	$1,046
Class C	16	100	360
Class I	215	512	5,226
Class N	213	N/A	1,167
Class O	N/A	11	N/A

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2015 (Unaudited)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended June 30, 2015 and September 30, 2014 was as follows:

	For the period ended June 30, 2015			For the period ended September 30, 2014
	Ordinary	Long-Term		Ordinary	Long-Term
Fund	Income	Capital Gains	Total	Income	Capital Gains	Total
Futures Evolution Fund	$38,795,776	$—	$38,795,776	$4,788,237	$—	$4,788,237

As of June 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Futures Evolution Fund	$29,140,175	$—	$(6,257,161)	$19,789	$—	$(3,368,816)	$19,533,987
Macro Strategy Fund	8,178,681	—	(781,797)	—	(225,544)	(780,712)	6,390,628
Managed Futures Strategy Fund	17,694,748	—	—	—	—	1,812,324	19,507,072

The differences between book basis and tax basis accumulated net investment income, net accumulated realized loss, and unrealized depreciation are primarily attributable to the tax deferral of losses on wash sales, the mark to market treatment of open futures contracts and adjustment for bonds.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Macro Strategy Fund incurred and elected to defer such late year losses of $225,544.

At June 30, 2015, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total
Futures Evolution Fund	$4,392,740	$1,864,421	$6,257,161
Macro Strategy Fund	—	781,797	781,797

Permanent book and tax differences, primarily attributable to adjustments related to the funds’ holdings in controlled foreign corporations (CFCs) and the book/tax basis treatment of paydowns, resulted in reclassification for the year ended June 30, 2015 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Fund	Capital	Income (Loss)	Gains (Loss)
Futures Evolution Fund	$(26,264,894)	$62,277,347	$(36,012,453)
Macro Strategy Fund	(3,412,051)	(1,100)	3,413,151
Managed Futures Strategy Fund	(16,500,009)	42,421,938	(25,921,929)

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2015 (Unaudited)

7.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” Investment companies are permitted to measure the fair value of certain privately offered investments using the NAV per share of the investment. Measuring the fair value of an investment this way is called using the NAV practical expedient. Prior to the amendments in ASU No. 2015-07, investments valued using the NAV practical expedient were required to be categorized within the fair value hierarchy. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is allowed. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the consolidated financial statements.

Altegris Funds
EXPENSE EXAMPLES
December 31, 2015 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning July 1, 2015 and ending December 31, 2015.

Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Altegris Futures Evolution Strategy Fund
	Annualized	Beginning	Ending Account	Expenses Paid During
Actual	Expense	Account Value	Value	Period *
Expenses	Ratio	7/1/2015	12/31/2015	7/1/15 – 12/31/15
Class A	1.94%	$1,000.00	$1,049.90	$10.00
Class C	2.69%	$1,000.00	$1,045.70	$13.83
Class I	1.69%	$1,000.00	$1,051.10	$8.71
Class N	1.94%	$1,000.00	$1,049.60	$9.99

Hypothetical	Annualized	Beginning	Ending Account	Expenses Paid During
(5% return before	Expense	Account Value	Value	Period *
expenses)	Ratio	7/1/2015	12/31/2015	7/1/15 – 12/31/15
Class A	1.94%	$1,000.00	$1,015.38	$9.83
Class C	2.69%	$1,000.00	$1,011.61	$13.60
Class I	1.69%	$1,000.00	$1,016.64	$8.57
Class N	1.94%	$1,000.00	$1,015.38	$9.83

Altegris Funds
EXPENSE EXAMPLES (Continued)
December 31, 2015 (Unaudited)

Altegris Macro Strategy Fund
	Annualized	Beginning	Ending Account	Expenses Paid During
Actual	Expense	Account Value	Value	Period *
Expenses	Ratio	7/1/2015	12/31/2015	7/1/15 – 12/31/15
Class A	1.94%	$1,000.00	$978.50	$9.65
Class C	2.69%	$1,000.00	$975.50	$13.36
Class I	1.69%	$1,000.00	$979.40	$8.41
Class N	1.94%	$1,000.00	$978.50	$9.65

Hypothetical	Annualized	Beginning	Ending Account	Expenses Paid During
(5% return before	Expense	Account Value	Value	Period *
expenses)	Ratio	7/1/2015	12/31/2015	7/1/15 – 12/31/15
Class A	1.94%	$1,000.00	$1,015.38	$9.83
Class C	2.69%	$1,000.00	$1,011.61	$13.60
Class I	1.69%	$1,000.00	$1,016.64	$8.57
Class N	1.94%	$1,000.00	$1,015.38	$9.83

Altegris Managed Futures Strategy Fund
	Annualized	Beginning	Ending Account	Expenses Paid During
Actual	Expense	Account Value	Value	Period *
Expenses	Ratio	7/1/2015	12/31/2015	7/1/15 – 12/31/15
Class A	1.90%	$1,000.00	$1,018.60	$9.64
Class C	2.65%	$1,000.00	$1,014.00	$13.42
Class I	1.65%	$1,000.00	$1,020.00	$8.38
Class O	1.90%	$1,000.00	$1,017.30	$9.63

Hypothetical	Annualized	Beginning	Ending Account	Expenses Paid During
(5% return before	Expense	Account Value	Value	Period *
expenses)	Ratio	7/1/2015	12/31/2015	7/1/15 – 12/31/15
Class A	1.90%	$1,000.00	$1,015.58	$9.63
Class C	2.65%	$1,000.00	$1,011.81	$13.40
Class I	1.65%	$1,000.00	$1,016.84	$8.36
Class O	1.90%	$1,000.00	$1,015.58	$9.63

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

Altegris Funds
SUPPLEMENTAL INFORMATION
December 31, 2015 (Unaudited)

Altegris Futures Evolution Strategy Fund, Altegris Macro Strategy Fund and Altegris Managed Futures Strategy Fund (Adviser – Altegris Advisors, LLC)*

In connection with the regular meeting held on August 19 & 20, 2015 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Altegris Advisors, LLC (“Altegris”) and the Trust, with respect to the Altegris Futures Evolution Strategy Fund (“Altegris Futures Evolution”), Altegris Macro Strategy Fund (“Altegris Macro”) and Altegris Managed Futures Strategy Fund (“Altegris Managed Futures”) (each a “Fund”, collectively the “Funds”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Service. The Trustees noted that Altegris specializes in developing alternative investment products for financial professionals and individuals seeking portfolio diversification, and currently manages over $2.2 billion in client assets. The Board reviewed the background of the investment personnel responsible for managing the Funds, taking into consideration their education and noting a strong, experienced investment team with diverse financial expertise. The Trustees reviewed Altegris’ investment process noting its use of a rigorous due diligence methodology for sourcing, evaluating, qualifying, selecting, and monitoring effective managers across a variety of alternative strategies. They considered Altegris’ ongoing due diligence of each sub-adviser including monitoring performance, and potential style drift. Noting that not all strategy risks can be eliminated, the Trustees agreed that Altegris appears to construct diversified portfolios aimed at providing reasonable risk adjusted returns through asset allocation, selection of quality sub-advisers, and on-going monitoring and risk management of the sub-strategy. They further agreed that Altegris has demonstrated that it has a solid understanding of the hedge fund type strategies employed by the sub-advisers and has sufficient resources to monitor various risks related to each specific sub-strategy. The Trustees noted that Altegris reported no material litigation issues, but discussed certain regulatory examinations disclosed including a recently completed National Futures Association examination of Altegris, a recently commenced routine SEC exam, and various other routine regulatory examinations of Altegris affiliates. They noted that the reported examinations are at various stages, and none are expected to have any negative impact on Altegris’ ability to effectively manage the Funds. The Board, Trust officers, and the Trust’s CCO each noted they have had a positive working relationship with Altegris for several years. The Board acknowledged Altegris’ robust infrastructure and a corporate culture that embraces continuous process improvement as evidenced by enhancements to its computer systems, investment in new research and portfolio management software, and subscription services. The Board concluded that Altegris should continue to provide a high level of quality service to the Funds for the benefit of shareholders.

Altegris Funds
SUPPLEMENTAL INFORMATION (Continued)
December 31, 2015 (Unaudited)

Performance.

Altegris Futures Evolution – The Trustees reviewed the Fund’s performance noting its significant growth of more than $243 million during the last year. They noted Altegris achieves the Fund’s objective by allocating the Fund’s assets among managed futures and fixed income investments selected by the sub-adviser. The Trustees acknowledged that the Fund is a 5-star rated fund by Morningstar and for the last year is in the top 19% among its peers in the Morningstar Managed Futures category. They noted the Fund’s positive 1, 2 and 3 year returns of 34.75%, 15.5%, and 10.50%, respectively, beating the BofA ML 3-Month T-Bill, and the Altegris 40 Index by a significant margin over each period shown. The Trustees noted Altegris’ significant contribution to the Fund in its monitoring of Fund and sub-adviser compliance, and supervision of the sub-adviser’s allocations ensuring it is in line with the Fund’s objective, strategy and limitations. They discussed the Fund’s MPT statistics noting they show a 3 year volatility that is higher than its category but it had a solid Sortino ratio evidencing attention to risk management. The Trustees concluded that Altegris should be retained for the benefit of the Fund and its shareholders.

Altegris Macro – The Trustees reviewed the Fund’s performance noting Altegris has engaged two sub-advisers to assist in the execution of the Fund’s strategy. They noted the global macro sleeve of the Fund is managed by Phase Capital and JP Morgan currently manages the fixed income portion of the Fund. The Trustees discussed the Fund’s Morningstar ranking noting the Fund is a 2-star fund and ranks in the 73% and 85% for the 1 and 3 year periods, respectively. They considered that in the past year the Fund outperformed its two adviser selected benchmarks but underperformed the Morningstar category and the peer group. Despite the recent performance and Morningstar ranking, the Trustees agreed that the recent performance represents an improvement from prior years when it materially underperformed the Barclays Global Macro Index as well as lagging its peer group. They agreed that the Fund appears to have regained some footing recently, and Altegris has demonstrated an ability to monitor the sub-advisers including making changes to the portfolio management and sub-advisory structure of the Fund as necessary. The Trustees concluded that Altegris should be retained for the benefit of the Fund and its shareholders.

Altegris Managed Futures – The Trustees reviewed the Fund’s objective noting that the Fund meets the objective of absolute return in rising and falling equity markets by allocating Fund assets to swaps, structured notes, and other investments including derivatives in various asset classes. They noted that, based on a review of MPT statistics, Altegris appears to accomplish this with lower volatility than equity markets overall. The Trustees discussed the Fund’s recent performance and acknowledged that performance appears to be improving recently in part due to Altegris’ continuous reviews of the Fund’s strategy and asset allocation. The Trustees further reviewed the MPT statistics noting they suggest some challenges for the Fund, but acknowledged that it has been a difficult environment for managed futures funds. The Trustees concluded that the Fund is improving and Altegris should be retained.

Fees and Expenses.

Altegris Futures Evolution – The Trustees reviewed the Fund’s advisory fee (1.50%) and considered the fee relative to the fees charged by peer group and Morningstar category funds. They acknowledged that the Fund’s fee is slightly higher than both benchmark averages, but well within the range of fees charged by the comparable funds. The Trustees reviewed the highest and lowest fees charged by the Fund’s peers noting that the Fund’s fee was not among the highest. They considered that Altegris has contractually agreed to limit fund fees and expenses pursuant to an expense limitation agreement which will continue for the next year. The Trustees concluded that the advisory fee is not unreasonable.

Altegris Funds
SUPPLEMENTAL INFORMATION (Continued)
December 31, 2015 (Unaudited)

Altegris Macro - The Trustees reviewed the Fund’s advisory fee (1.50%) and considered the appropriateness of the fee in light of the fees charged by peer group and Morningstar category funds. The Trustees considered that although the Fund’s advisory fee is higher than the peer group (1.42%) and Morningstar category (1.30%) averages, it is not the highest among either benchmark group. They further considered that Altegris has contractually agreed to limit fund fees and expenses pursuant to an expense limitation agreement which will continue for the next year. The Trustees concluded that the advisory fee is not unreasonable.

Altegris Managed Futures – The Trustees reviewed the Fund’s advisory fee noting Altegris charges a fee of 1.50%, and earned 1.38% after waiver during the prior year. They considered the appropriateness of the fee in light of the fees charged by peer group and Morningstar category funds. The Trustees considered that although the Fund’s advisory fee is higher than the peer group and Morningstar category averages, it is not the highest among either benchmark group. They further considered that Altegris has contractually agreed to limit fund fees and expenses pursuant to an expense limitation agreement which will continue for the next year. The Trustees concluded that the advisory fee is not unreasonable.

Economies of Scale.

Altegris Futures Evolution – The Trustees considered whether Altegris had benefited from economies of scale in the management of the Fund. They noted Altegris had previously agreed to breakpoints in the advisory fee at certain established asset levels. The Trustees noted that the Fund had reached an asset level sufficient for the implementation of a breakpoint, and that shareholders could expect to benefit from additional breakpoints as assets continue to rise. After discussion, it was the consensus of the Trustees that the breakpoints were acceptable, and an effective way to share economies of scale with shareholders.

Altegris Macro – The Trustees considered whether Altegris had benefited from economies of scale in the management of the Fund. They noted Altegris had previously agreed to breakpoints in the advisory fee at certain established asset levels. The Trustees noted that the Fund had not yet reached an asset level sufficient for the implementation of a breakpoint. After discussion, it was the consensus of the Trustees that the breakpoints were acceptable, and an effective way to share economies of scale with shareholders.

Altegris Managed Futures – The Trustees considered whether Altegris had benefited from economies of scale in the management of the Fund. They noted Altegris had previously agreed to breakpoints in the advisory fee at certain established asset levels. The Trustees noted that the Fund had not yet reached an asset level sufficient for the implementation of a breakpoint. After discussion, it was the consensus of the Trustees that the breakpoints were acceptable, and an effective way to share economies of scale with shareholders.

Profitability.

Altegris Futures Evolution – The Trustees reviewed the profitability analysis provided by Altegris. They noted Altegris indicated it realized a profit in connection with its relationship with the Fund. With respect to the information provided, the Trustees discussed Altegris’ profitability and agreed that it was not excessive. After a discussion, the Trustees concluded Altegris’ profitability was reasonable.

Altegris Macro – The Trustees reviewed the profitability analysis provided by Altegris. They noted Altegris indicated it realized a profit in connection with its relationship with the Fund, but agreed that the level of profit was not excessive. After a discussion, the Trustees concluded Altegris’ profitability was reasonable.

Altegris Managed Futures – The Trustees reviewed the profitability analysis provided by Altegris. They noted Altegris indicated it realized a profit in connection with its relationship with the Fund. The Trustees discussed

Altegris Funds
SUPPLEMENTAL INFORMATION (Continued)
December 31, 2015 (Unaudited)

Altegris’ profitability and agreed that it was not excessive, and considered the impact of anticipated changes in asset levels on Altegris’ future profitability. After a discussion, the Trustees concluded Altegris’ profitability was reasonable.

Conclusion. Having requested and received such information from Altegris as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the shareholders of Altegris Futures Evolution Strategy Fund, Altegris Macro Strategy Fund, and Altegris Managed Futures Strategy Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Altegris Funds
SUPPLEMENTAL INFORMATION (Continued)
December 31, 2015 (Unaudited)

Altegris Futures Evolution Strategy Fund (Sub-Adviser – DoubleLine Capital LP)*

In connection with the regular meeting held on August 19 & 20, 2015 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris and DoubleLine Capital LP (“DoubleLine”), with respect to Altegris Futures Evolution. In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees reviewed information about DoubleLine noting that it was founded in 2009 with current assets under management of over $72 billion and is recognized as a leading money management firm. The Board reviewed the background of the investment personnel who are or will be responsible for sub-advising the Funds taking into consideration their education and many years of financial industry experience with and prior to joining DoubleLine. The Trustees agreed that DoubleLine has a robust integrated operation consisting of over 100 professionals to support the portfolio managers and their investment processes with in-house research, trading, client service, compliance, legal, and information technology resources. They further agreed that DoubleLine has demonstrated a solid risk management culture as evidenced by its regular market valuation review meetings, performing deep dive liquidity analysis, and allocation of portfolio assets in response to various economic changes while being cognizant of sector diversity. The Trustees discussed the allocation of responsibilities between Altegris and DoubleLine. They noted that DoubleLine performs a comprehensive review of broker-dealer financial qualifications and other operational factors prior to approval, demonstrating DoubleLine’s commitment to its fiduciary responsibility in obtaining best execution. The Trustees acknowledged that DoubleLine participated in the SEC’s enterprise risk management sweep in early 2015 and, to date, no follow-up action was requested. The Trustees agreed that DoubleLine and Altegris have a collaborative relationship with respect to the management of Altegris Futures Evolution. The Board concluded that DoubleLine should provide a high level of quality service to the benefit of Altegris Futures Evolution.

Performance. The Trustees reviewed the Fund’s performance and DoubleLine’s contribution thereto. The Trustees discussed the performance of the three separate strategies used by DoubleLine, and noted their satisfaction overall. The Trustees concluded that DoubleLine should be retained for the benefit of the Fund and its shareholders.

Fees & Expenses. The Trustees discussed the fee structure for the Sub-Advisory Agreement and noted the blended nature of the fee with an incremental increase in fees as assets grow up to $750 million and then declining. The Trustees noted the portion of the Fund DoubleLine is currently managing and the fee earned. They discussed the breakpoints established in the Sub-Advisory Agreement and agreed that by discounting its fee at lower asset levels DoubleLine is, in effect, sharing the impact of Altegris’expense cap and costs associated with a smaller fund. The Trustees concluded that the sub-advisory fee was reasonable.

Economies of Scale. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall Advisory Agreement, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that the negotiated breakpoints were acceptable.

Altegris Funds

SUPPLEMENTAL INFORMATION (Continued)

December 31, 2015 (Unaudited)

Profitability. The Trustees reviewed a profitability analysis provided by DoubleLine. They noted DoubleLine realized a modest profit in connection with its relationship with the Fund. After a discussion, the Trustees concluded DoubleLine’s profitability was reasonable.

Conclusion. Having requested and received such information from DoubleLine as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the Sub-Advisory Agreement is in the best interests of the shareholders of Altegris Futures Evolution Strategy Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Altegris Funds
SUPPLEMENTAL INFORMATION (Continued)
December 31, 2015 (Unaudited)

Altegris Macro Strategy Fund* (Sub-Adviser- Phase Capital LP)

In connection with the regular meeting held on November 11 & 12, 2014 the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment Sub-advisory agreement between Altegris Advisors, LLC (the “Adviser”) and Phase Capital LP (“Sub-Adviser”) and the Trust, with respect to Altegris Macro Strategy Fund (the “Fund”) (the “Sub-Advisory Agreement”). In considering the approval of the Sub-Advisory Agreement, the Trustees received materials specifically relating to the Sub-Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Board noted that the Sub-Adviser was established in 2008 managing approximately $122 million in assets. The Board reviewed the background information of the investment personnel responsible for sub-advising the Fund and acknowledged their academic credentials and financial industry experience. The Board noted that such individuals have applied mathematics and research to build algorithmic trading platforms for some highly regarded financial institutions. The Board acknowledged that the Sub-Adviser’s investment team has over 50 years of combined research, portfolio management and trading experience and will be responsible for portfolio management decisions. The Board reviewed the Sub-Adviser’s investment process observing that the Sub-Adviser applies research and analysis within a process that utilizes a systematic and quantitative investment program. Acknowledging that while not all strategy risks can be eliminated, the Sub-Adviser demonstrated to the Board that it has a strong risk management culture with mitigating processes applied to key risks such as economic and market risk, by utilizing proprietary risk models to measure risk associated with each asset class. The Board reviewed the Sub-Adviser’s practice for monitoring compliance with the client’s investment limitations, observing that the Sub-Adviser uses a proprietary portfolio management system to generate pre-trade and post-trade reports, and additional reporting focused on monitoring that the Fund’s exposure and leverage are within tolerance limits. The Board reviewed the Sub-Adviser’s best execution practices and noted that its approach takes into consideration the various methods used by broker-dealers for ensuring quality service is obtained and that commission rates charged are reasonable. The Board noted that the Sub-Adviser reported no material litigation or compliance issues during the past 36 months. The Board acknowledged that the Sub-Adviser has an investment team of highly skilled individuals possessing strong hedge fund experience that could benefit the Fund. The Board concluded that the Sub-Adviser has the potential to provide high quality service that will benefit the Fund and its shareholders.

Performance. The Trustees reviewed the historical performance of the Sub-Adviser, noting that the Sub-Adviser used an algorithmic-based strategy. They noted that the Sub-Adviser’s other accounts employing a strategy similar to that anticipated for the Fund had substantially outperformed the benchmark during the 1-year period and since inception. The Trustees expressed some concern with the limited performance information available with respect to the Sub-Adviser, but concluded that the Sub-Adviser’s historical performance was sufficient to move forward.

Altegris Funds
SUPPLEMENTAL INFORMATION (Continued)
December 31, 2015 (Unaudited)

Fees and Expenses. The Trustees considered the proposed sub-advisory fee noting the breakpoints built into the fee. The Trustees noted the fee charged by the Sub-Adviser to a hedge fund client managed with a strategy similar to that anticipated for the Fund and to separate accounts managed with that strategy. After further discussion, the Trustees concluded that, based on comparative fees and the nature of the responsibilities delegated to the Sub-Adviser by the Adviser, and the Adviser’s incentive to negotiate a competitive Sub-Adviser fee, the proposed sub-advisory fee is reasonable.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense including the negotiated breakpoint for the Sub-Adviser fee. After discussion, it was the consensus of the Trustees that lack of breakpoints was acceptable.

Profitability. The Trustees considered the anticipated profits to be realized by the Sub-Adviser in connection with its relationship with the Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the sub-advisory services to be provided to the Fund. The Trustees noted that the Sub-Adviser estimates realizing a loss during the initial fiscal year, but noted that the Sub-Adviser anticipated earning profits as the amount of assets managed by the Sub-Adviser increased. The Trustees concluded that the anticipated level of profit for the initial term of the agreement was not unreasonable.

Conclusion. Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the shareholders of the Altegris Macro Strategy Fund.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Altegris Funds
SUPPLEMENTAL INFORMATION (Continued)
December 31, 2015 (Unaudited)

Altegris Macro Strategy Fund and Altegris Managed Futures Strategy Fund (Sub-Adviser – J.P. Morgan Investment Management, Inc.)*

In connection with the regular meeting held on August 19 & 20, 2015 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris and J.P. Morgan Investment Management, Inc. (“JP Morgan”), with respect to the Altegris Macro and Altegris Managed Futures. In considering the renewal of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees noted that JP Morgan is a large, global investment management institution with approximately $930 billion in assets under management providing financial advisory services to a wide range of clients at the individual, institution, corporate, and government levels. The Board reviewed the background of the key investment personnel responsible for sub-advising the Funds noting the team has many years of financial industry experience at JP Morgan and other asset management firms. The Trustees considered that JP Morgan provides liquid short term fixed income portfolio management for the Funds based on fundamental research conducted by JP Morgan’s credit research teams using a variety of information sources to analyze securities that best meets the Funds specific investment objectives and guidelines as set by Altegris. They acknowledged that JP Morgan has built risk management into its investment process and has a multitude of resources available to monitor security diversification, evaluate each security’s credit risk, review risk metrics and analytics, and ensure holdings are in line with the respective Fund’s strategy and investment limitations. They discussed JP Morgan’s regulatory and litigation history noting that, in the normal course of business for a financial institution of this size, JP Morgan and its affiliates are subject to multiple regulatory examinations and requests from various regulators throughout the year and are also the subject of multiple litigation and administrative actions. After discussion, the Trustees agreed that there appear to be no material compliance or litigation actions that would inhibit JP Morgan’s ability to operate effectively. The Board recognizes JP Morgan’s large global footprint provides an ability to leverage resources and technology and make use of fully integrated service teams to support the investment and risk management processes. The Board concluded that JP Morgan is fulfilling its responsibilities and further concluded JP Morgan should continue to provide a consistent quality service to Altegris, the Funds and their respective shareholders.

Performance.

Altegris Macro – The Trustees reviewed the Fund’s performance noting JP Morgan manages a portion of the Fund with the remainder allocated to a second sub-adviser. They noted JP Morgan currently manages the fixed income portion of the Fund and applies the strategy is a manner that is consistent with its mandate and has performed as expected. The Trustees concluded that JP Morgan should be retained.

Altegris Managed Futures – The Trustees noted that JP Morgan’s performance for its sleeve of the Fund outperformed the benchmark for the one, two and three year periods. The Trustees concluded that the performance of JP Morgan was acceptable, but agreed that that Altegris’ intention to replace JP Morgan in the near term was reasonable.

Altegris Funds
SUPPLEMENTAL INFORMATION (Continued)
December 31, 2015 (Unaudited)

Fees & Expenses. The Trustees noted the sub-advisory fee charged for each Fund and discussed it relative to the fee charged by JP Morgan to a money market fund it manages. They noted that JP Morgan receives a higher fee from the money market fund, and while acknowledging that JP Morgan’s responsibilities to the Funds are not identical to the money market fund, they agreed that Altegris had negotiated a favorable fee to the benefit of the Funds and their respective shareholders. The Trustees concluded that the sub-advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether JP Morgan has realized economies of scale with respect to the management of the Funds. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that the lack of breakpoints at this time was acceptable.

Profitability. The Trustees reviewed a profitability analysis provided by JP Morgan. They noted JP Morgan realized a small profit in connection with its relationship with each of the Funds. After further discussion, the Trustees concluded JP Morgan’s profitability was reasonable.

Conclusion. Following their deliberations regarding the renewal of the Sub-Advisory Agreements, the Board noted that, although JP Morgan’s performance as sub-adviser is sufficient from its point of view to warrant continued engagement as a sub-adviser, and it continues to provide quality service, it is understandable that Altegris wishes to change sub-advisers as discussed at this meeting. Having requested and received such information from JP Morgan as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of each Sub-Advisory Agreement is in the best interests of the shareholders of Altegris Macro Strategy Fund and with respect to Altegris Managed Futures Strategy Fund they determined renewal pending transition to a new Sub-Advisor was in the best interests of shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR
Altegris Advisors, L.L.C.
1200 Prospect Street, Suite 400
La Jolla, CA 92037

Sub-Advisors to Altegris Futures Evolution Strategy Fund
Doubleline Capital LP
333 South Grand Ave. Suite 1800
Los Angeles, CA 90071

PhaseCapital LP
200 Clarendon Street, 25th Floor
Boston, MA 02116

Sub-Advisor to Altegris Macro Strategy and Altegris Managed Futures Strategy Fund
J.P. Morgan Investment Management, Inc.
270 Park Avenue
New York, NY 10017

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

TRUSTED ALTERNATIVES.
INTELLIGENT INVESTING.

www.altegris.com/mutualfunds

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 3/8/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 3/8/2016

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 3/8/2016